UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2010



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2010



[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 ===============================================

       ANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JULY 31, 2010

 ===============================================

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

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

Invests primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

   Distributions to Shareholders                                             19

   Report of Independent Registered
      Public Accounting Firm                                                 20

   Portfolio of Investments                                                  21

   Notes to Portfolio of Investments                                         41

   Financial Statements                                                      46

   Notes to Financial Statements                                             49

EXPENSE EXAMPLE                                                              64

ADVISORY AGREEMENT                                                           66

TRUSTEES' AND OFFICERS' INFORMATION                                          71

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"OVER TIME, I BELIEVE HIGH-QUALITY STOCKS
WILL PERFORM WELL, BUT I THINK THEY WILL BE        [PHOTO OF DANIEL S. McNAMARA]
IN A LOW-GROWTH PERIOD OVER THE SHORT TERM."

--------------------------------------------------------------------------------

AUGUST 2010

The fiscal year was marked both by strong performance and significant volatility.

When the 12-month period began, the financial markets were in the middle of a powerful rally. Investors were optimistic about the outlook for the U.S. economy, which grew in the third quarter of 2009 -- the first time in more than a year. The U.S. gross domestic product posted solid gains during the fourth quarter, leading many observers to believe that the worst of the recession was over.

But in early 2010, concerns over the recovery's sustainability began to surface. As economic activity softened, it grew increasingly likely that the previous strength had been the result of U.S. government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

Then the European debt crisis and its potential impact on European banks further undermined investor confidence and triggered a broad flight to safety. Sentiment was also eroded by a host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the unexplained May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. As a result, stocks gave up a portion of their earlier gains while bond prices rose and yields declined (as bond prices rise, yields fall).

By July, some of this uncertainty had been resolved. Stress tests conducted on European banks suggested they were in better shape than many had feared. Congress passed financial regulatory legislation,

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2  | USAA INCOME FUND

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and BP made progress in capping its Gulf oil well. Corporate earnings, driven by surprisingly strong revenue growth, continued to be better than expected.
Perhaps as a result, the fiscal year ended with the markets once again in rally mode.

While bonds provided positive results during the period, yields are now close to their post World War II lows. I expect them to remain at low levels for some time. Meanwhile, stocks were relatively cheap in my opinion compared to bonds. Corporate America has done what it said it would -- it is repairing or has already repaired its balance sheets. Over time, I believe high-quality stocks will perform well but I think they will be in a low growth period over the short term.

Accordingly, investors should be mindful of their time horizon. For those with five years or more to invest, stocks look attractive as long as you can accept the ups and downs which typically occur. A short- or intermediate-term bond fund may make the most sense if you need your money sooner or are unwilling to accept the volatility that comes with stocks. However, this is based upon what is most suitable for your needs. Whatever you choose to do, I advise you to make decisions within the context of your investment plan. For help refining your strategy, please give one of our USAA service representatives a call. They stand ready to assist you free of charge.

From all of us at USAA Investment Management Company, thank you for the opportunity to help you with your investment needs. We believe that we have some of the industry's top investment talent managing your assets. Rest assured that these experienced professionals will continue working hard on your behalf. Thank you for your continued confidence in us.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA INVESTMENT MANAGEMENT COMPANY            [PHOTO OF MARGARET DIDI WEINBLATT]

--------------------------------------------------------------------------------

o   HOW DID THE USAA INCOME FUND (THE FUND SHARES) PERFORM?

    The Fund Shares provided a total return of 13.00% for the year ended July 31, 2010. This compares to returns of 12.03% for the Lipper Corporate Debt Funds A Rated Index, 11.65% for the Lipper Corporate Debt Funds A Rated Average, and 8.91% for the Barclays Capital U.S. Aggregate Bond Index.

    As of July 31, 2010, the Fund Shares' 12-month dividend yield was 4.64%, compared to 3.96% for the Lipper Corporate Debt Funds A Rated Average.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The U.S. economy appeared to be gaining strength as the reporting period began. The fear that had characterized the financial crisis continued to wane, and by early 2010, investors had regained their risk appetite and were in hot pursuit of higher returns. However, as we have discussed in the past, market sentiment has a tendency to swing between fear and greed. The pendulum moved back toward fear in May as European debt problems unsettled investors, propelling them into the safety and security of U.S. Treasuries and other

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA INCOME FUND

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                      o 10-YEAR BBB-RATED CORPORATE BOND o
                               SPREADS TO TREASURY

         [CHART OF 10-YEAR BBB-RATED CORPORATE BOND SPREADS TO TREASURY]


  1/2/2002                                            $205.98
  1/3/2002                                             202.34
  1/7/2002                                             201.76
  1/8/2002                                             201.93
  1/9/2002                                             200.37
 1/10/2002                                             201.55
 1/11/2002                                             205.56
 1/14/2002                                             204.47
 1/15/2002                                             206.19
 1/16/2002                                             207.67
 1/17/2002                                             210.17
 1/18/2002                                             211.24
 1/22/2002                                             211.17
 1/23/2002                                             212.32
 1/24/2002                                             211.73
 1/25/2002                                             211.65
 1/28/2002                                             212.20
 1/29/2002                                             214.21
 1/30/2002                                             214.76
 1/31/2002                                             211.57
  2/1/2002                                             214.41
  2/4/2002                                             215.68
  2/5/2002                                             223.12
  2/6/2002                                             224.72
  2/7/2002                                             222.54
  2/8/2002                                             221.64
 2/11/2002                                             222.87
 2/12/2002                                             214.76
 2/13/2002                                             213.34
 2/14/2002                                             214.56
 2/15/2002                                             211.12
 2/19/2002                                             213.57
 2/20/2002                                             214.12
 2/21/2002                                             215.99
 2/22/2002                                             213.44
 2/25/2002                                             213.75
 2/26/2002                                             209.38
 2/27/2002                                             209.94
 2/28/2002                                             213.21
  3/1/2002                                             212.56
  3/4/2002                                             212.86
  3/5/2002                                             208.54
  3/6/2002                                             209.85
  3/7/2002                                             204.42
  3/8/2002                                             199.49
 3/11/2002                                             202.27
 3/12/2002                                             203.56
 3/13/2002                                             203.21
 3/14/2002                                             203.24
 3/15/2002                                             203.10
 3/18/2002                                             203.63
 3/19/2002                                             203.58
 3/20/2002                                             203.10
 3/21/2002                                             204.72
 3/22/2002                                             202.35
 3/25/2002                                             200.92
 3/26/2002                                             201.00
 3/27/2002                                             201.93
 3/28/2002                                             198.84
  4/1/2002                                             199.75
  4/2/2002                                             199.09
  4/3/2002                                             199.78
  4/4/2002                                             199.11
  4/5/2002                                             199.93
  4/8/2002                                             199.59
  4/9/2002                                             199.83
 4/10/2002                                             199.87
 4/11/2002                                             200.97
 4/12/2002                                             205.36
 4/15/2002                                             201.61
 4/16/2002                                             200.70
 4/17/2002                                             197.96
 4/18/2002                                             196.91
 4/19/2002                                             196.08
 4/22/2002                                             202.32
 4/23/2002                                             204.16
 4/24/2002                                             214.62
 4/25/2002                                             209.70
 4/26/2002                                             210.42
 4/29/2002                                             220.27
 4/30/2002                                             226.59
  5/1/2002                                             233.44
  5/2/2002                                             229.00
  5/3/2002                                             229.00
  5/6/2002                                             233.29
  5/7/2002                                             237.46
  5/8/2002                                             230.28
  5/9/2002                                             227.01
 5/10/2002                                             214.97
 5/13/2002                                             221.08
 5/14/2002                                             217.80
 5/15/2002                                             212.76
 5/16/2002                                             211.86
 5/17/2002                                             210.97
 5/20/2002                                             214.07
 5/21/2002                                             212.09
 5/22/2002                                             210.71
 5/23/2002                                             204.67
 5/24/2002                                             203.63
 5/28/2002                                             201.15
 5/29/2002                                             198.06
 5/30/2002                                             200.93
 5/31/2002                                             195.01
  6/3/2002                                             194.48
  6/4/2002                                             196.73
  6/5/2002                                             196.12
  6/6/2002                                             195.99
  6/7/2002                                             201.88
 6/10/2002                                             201.68
 6/11/2002                                             201.91
 6/12/2002                                             206.39
 6/13/2002                                             206.92
 6/14/2002                                             199.26
 6/17/2002                                             197.33
 6/18/2002                                             201.55
 6/19/2002                                             200.09
 6/20/2002                                             201.10
 6/21/2002                                             201.39
 6/24/2002                                             206.09
 6/25/2002                                             205.37
 6/26/2002                                             212.37
 6/27/2002                                             214.73
 6/28/2002                                             215.37
  7/1/2002                                             221.28
  7/2/2002                                             227.38
  7/3/2002                                             229.01
  7/5/2002                                             227.05
  7/8/2002                                             226.61
  7/9/2002                                             229.43
 7/10/2002                                             229.84
 7/11/2002                                             239.29
 7/12/2002                                             235.69
 7/15/2002                                             244.57
 7/16/2002                                             248.64
 7/17/2002                                             247.14
 7/18/2002                                             254.20
 7/19/2002                                             265.40
 7/22/2002                                             280.97
 7/23/2002                                             283.11
 7/24/2002                                             338.45
 7/25/2002                                             316.66
 7/26/2002                                             323.59
 7/29/2002                                             326.61
 7/30/2002                                             300.61
 7/31/2002                                             289.57
  8/1/2002                                             280.86
  8/2/2002                                             287.14
  8/5/2002                                             303.06
  8/6/2002                                             296.26
  8/7/2002                                             300.48
  8/8/2002                                             293.46
  8/9/2002                                             294.97
 8/12/2002                                             303.22
 8/13/2002                                             308.94
 8/14/2002                                             303.24
 8/15/2002                                             304.38
 8/16/2002                                             301.69
 8/19/2002                                             298.49
 8/20/2002                                             293.99
 8/21/2002                                             286.22
 8/22/2002                                             274.23
 8/23/2002                                             276.38
 8/26/2002                                             273.88
 8/27/2002                                             269.48
 8/28/2002                                             270.87
 8/29/2002                                             272.09
 8/30/2002                                             263.45
  9/3/2002                                             272.97
  9/4/2002                                             271.39
  9/5/2002                                             273.61
  9/6/2002                                             271.70
  9/9/2002                                             272.29
 9/10/2002                                             267.43
 9/11/2002                                             268.43
 9/12/2002                                             268.05
 9/13/2002                                             269.35
 9/16/2002                                             269.80
 9/17/2002                                             267.98
 9/18/2002                                             268.69
 9/19/2002                                             268.86
 9/20/2002                                             269.78
 9/23/2002                                             283.44
 9/24/2002                                             301.39
 9/25/2002                                             295.46
 9/26/2002                                             296.06
 9/27/2002                                             298.94
 9/30/2002                                             307.82
 10/1/2002                                             307.04
 10/2/2002                                             290.57
 10/3/2002                                             292.06
 10/4/2002                                             300.33
 10/7/2002                                             315.03
 10/8/2002                                             342.90
 10/9/2002                                             350.52
10/10/2002                                             354.42
10/11/2002                                             346.83
10/15/2002                                             345.86
10/16/2002                                             347.25
10/17/2002                                             348.03
10/18/2002                                             349.27
10/21/2002                                             346.59
10/22/2002                                             345.43
10/23/2002                                             350.75
10/24/2002                                             347.70
10/25/2002                                             344.85
10/28/2002                                             341.99
10/29/2002                                             333.77
10/30/2002                                             327.44
10/31/2002                                             304.83
 11/1/2002                                             306.42
 11/4/2002                                             290.90
 11/5/2002                                             284.95
 11/6/2002                                             280.35
 11/7/2002                                             282.52
 11/8/2002                                             289.98
11/12/2002                                             296.68
11/13/2002                                             299.26
11/14/2002                                             283.01
11/15/2002                                             267.35
11/18/2002                                             263.64
11/19/2002                                             261.55
11/20/2002                                             258.69
11/21/2002                                             245.89
11/22/2002                                             244.34
11/25/2002                                             242.44
11/26/2002                                             242.62
11/27/2002                                             219.11
11/29/2002                                             223.19
 12/2/2002                                             222.02
 12/3/2002                                             221.67
 12/4/2002                                             225.35
 12/5/2002                                             227.18
 12/6/2002                                             230.97
 12/9/2002                                             233.15
12/10/2002                                             235.11
12/11/2002                                             236.40
12/12/2002                                             234.09
12/13/2002                                             224.96
12/16/2002                                             221.71
12/17/2002                                             218.75
12/18/2002                                             220.00
12/19/2002                                             222.23
12/20/2002                                             222.44
12/23/2002                                             221.31
12/24/2002                                             224.88
12/26/2002                                             226.15
12/27/2002                                             227.10
12/30/2002                                             229.55
12/31/2002                                             216.25
  1/2/2003                                             209.60
  1/3/2003                                             209.95
  1/6/2003                                             206.21
  1/7/2003                                             203.18
  1/8/2003                                             202.90
  1/9/2003                                             201.71
 1/10/2003                                             201.16
 1/13/2003                                             193.26
 1/14/2003                                             194.58
 1/15/2003                                             195.29
 1/16/2003                                             196.85
 1/17/2003                                             198.65
 1/21/2003                                             200.84
 1/22/2003                                             207.16
 1/23/2003                                             205.34
 1/24/2003                                             205.13
 1/27/2003                                             206.99
 1/28/2003                                             205.81
 1/29/2003                                             203.38
 1/30/2003                                             203.71
 1/31/2003                                             195.69
  2/3/2003                                             194.13
  2/4/2003                                             194.04
  2/5/2003                                             192.58
  2/6/2003                                             192.08
  2/7/2003                                             190.35
 2/10/2003                                             190.25
 2/11/2003                                             189.99
 2/12/2003                                             191.00
 2/13/2003                                             192.48
 2/14/2003                                             192.10
 2/18/2003                                             193.54
 2/19/2003                                             192.76
 2/20/2003                                             192.65
 2/21/2003                                             190.32
 2/24/2003                                             190.26
 2/25/2003                                             189.13
 2/26/2003                                             189.37
 2/27/2003                                             190.05
 2/28/2003                                             183.86
  3/3/2003                                             182.63
  3/4/2003                                             183.21
  3/5/2003                                             183.72
  3/6/2003                                             186.72
  3/7/2003                                             188.79
 3/10/2003                                             188.95
 3/11/2003                                             187.85
 3/12/2003                                             188.76
 3/13/2003                                             185.40
 3/14/2003                                             182.95
 3/17/2003                                             182.57
 3/18/2003                                             181.05
 3/19/2003                                             180.74
 3/20/2003                                             180.85
 3/21/2003                                             179.56
 3/24/2003                                             180.00
 3/25/2003                                             178.41
 3/26/2003                                             174.43
 3/27/2003                                             174.74
 3/28/2003                                             174.66
 3/31/2003                                             173.23
  4/1/2003                                             173.99
  4/2/2003                                             174.64
  4/3/2003                                             172.63
  4/4/2003                                             172.18
  4/7/2003                                             171.31
  4/8/2003                                             172.60
  4/9/2003                                             172.21
 4/10/2003                                             172.66
 4/11/2003                                             172.54
 4/14/2003                                             170.05
 4/15/2003                                             160.53
 4/16/2003                                             158.85
 4/17/2003                                             158.68
 4/21/2003                                             156.11
 4/22/2003                                             154.54
 4/23/2003                                             151.19
 4/24/2003                                             150.94
 4/25/2003                                             151.31
 4/28/2003                                             151.48
 4/29/2003                                             151.13
 4/30/2003                                             142.35
  5/1/2003                                             142.85
  5/2/2003                                             140.53
  5/5/2003                                             139.13
  5/6/2003                                             139.22
  5/7/2003                                             138.05
  5/8/2003                                             138.92
  5/9/2003                                             138.76
 5/12/2003                                             137.84
 5/13/2003                                             139.08
 5/14/2003                                             138.89
 5/15/2003                                             141.29
 5/16/2003                                             142.11
 5/19/2003                                             142.56
 5/20/2003                                             144.20
 5/21/2003                                             142.83
 5/22/2003                                             143.19
 5/23/2003                                             142.16
 5/27/2003                                             144.39
 5/28/2003                                             144.32
 5/29/2003                                             141.23
 5/30/2003                                             136.10
  6/2/2003                                             135.00
  6/3/2003                                             135.39
  6/4/2003                                             135.27
  6/5/2003                                             135.22
  6/6/2003                                             134.04
  6/9/2003                                             131.82
 6/10/2003                                             132.94
 6/11/2003                                             131.72
 6/12/2003                                             132.61
 6/13/2003                                             135.69
 6/16/2003                                             133.42
 6/17/2003                                             131.02
 6/18/2003                                             131.44
 6/19/2003                                             132.68
 6/20/2003                                             133.26
 6/23/2003                                             134.48
 6/24/2003                                             134.46
 6/25/2003                                             133.60
 6/26/2003                                             133.09
 6/27/2003                                             133.75
 6/30/2003                                             134.35
  7/1/2003                                             135.08
  7/2/2003                                             135.96
  7/3/2003                                             136.81
  7/7/2003                                             136.05
  7/8/2003                                             134.49
  7/9/2003                                             133.96
 7/10/2003                                             133.48
 7/11/2003                                             134.05
 7/14/2003                                             133.43
 7/15/2003                                             129.97
 7/16/2003                                             127.41
 7/17/2003                                             126.11
 7/18/2003                                             125.60
 7/21/2003                                             125.19
 7/22/2003                                             125.03
 7/23/2003                                             124.95
 7/24/2003                                             125.95
 7/25/2003                                             125.82
 7/28/2003                                             126.44
 7/29/2003                                             128.39
 7/30/2003                                             127.82
 7/31/2003                                             126.42
  8/1/2003                                             120.58
  8/4/2003                                             123.11
  8/5/2003                                             122.87
  8/6/2003                                             126.71
  8/7/2003                                             126.41
  8/8/2003                                             126.30
 8/11/2003                                             124.61
 8/12/2003                                             124.63
 8/13/2003                                             123.22
 8/14/2003                                             122.23
 8/15/2003                                             131.43
 8/18/2003                                             129.98
 8/19/2003                                             129.95
 8/20/2003                                             128.77
 8/21/2003                                             125.16
  9/3/2003                                             120.24
  9/4/2003                                             120.89
  9/5/2003                                             121.78
  9/8/2003                                             122.75
  9/9/2003                                             122.87
 9/10/2003                                             122.57
 9/11/2003                                             122.01
 9/12/2003                                             121.33
 9/15/2003                                             119.57
 9/16/2003                                             120.99
 9/17/2003                                             118.39
 9/18/2003                                             118.17
 9/19/2003                                             116.66
 9/22/2003                                             119.19
 9/23/2003                                             119.94
 9/24/2003                                             118.09
 9/25/2003                                             116.51
 9/26/2003                                             116.78
 9/29/2003                                             117.67
 9/30/2003                                             115.51
 10/1/2003                                             116.01
 10/2/2003                                             116.57
 10/3/2003                                             117.22
 10/6/2003                                             118.09
 10/7/2003                                             117.97
 10/8/2003                                             117.44
 10/9/2003                                             117.39
10/10/2003                                             117.08
10/14/2003                                             118.37
10/15/2003                                             111.43
10/16/2003                                             107.97
10/17/2003                                             107.96
10/20/2003                                             108.19
10/21/2003                                             107.90
10/22/2003                                             108.55
10/23/2003                                             109.90
10/24/2003                                             110.59
10/27/2003                                             111.23
10/28/2003                                             111.67
10/29/2003                                             111.33
10/30/2003                                             109.42
10/31/2003                                             106.00
 11/3/2003                                             106.01
 11/4/2003                                             106.81
 11/5/2003                                             107.10
 11/6/2003                                             106.53
 11/7/2003                                             105.74
11/10/2003                                             105.56
11/12/2003                                             104.03
11/13/2003                                             105.08
11/14/2003                                             104.42
11/17/2003                                             104.36
11/18/2003                                             103.75
11/19/2003                                             104.44
11/20/2003                                             105.94
11/21/2003                                             105.77
11/24/2003                                             105.54
11/25/2003                                             106.28
11/26/2003                                             104.51
11/28/2003                                             100.25
 12/1/2003                                             100.14
 12/2/2003                                             100.76
 12/3/2003                                             100.95
 12/4/2003                                             101.19
 12/5/2003                                             103.12
 12/8/2003                                             103.30
 12/9/2003                                             103.55
12/10/2003                                             104.63
12/11/2003                                             106.36
12/12/2003                                             106.59
12/15/2003                                             105.86
12/16/2003                                             106.17
12/17/2003                                             104.89
12/18/2003                                             104.25
12/19/2003                                             104.29
12/22/2003                                             104.25
12/23/2003                                             101.60
12/24/2003                                             101.98
12/26/2003                                             103.06
12/29/2003                                             102.60
12/30/2003                                             102.52
12/31/2003                                             102.90
  1/2/2004                                             102.51
  1/5/2004                                             102.83
  1/6/2004                                             102.27
  1/7/2004                                             102.61
  1/8/2004                                             101.80
  1/9/2004                                             102.14
 1/12/2004                                             102.75
 1/13/2004                                             103.95
 1/14/2004                                             102.86
 1/15/2004                                             100.04
 1/16/2004                                              99.17
 1/20/2004                                              99.29
 1/21/2004                                              99.90
 1/22/2004                                              98.72
 1/23/2004                                              98.89
 1/26/2004                                              99.28
 1/27/2004                                             100.60
 1/28/2004                                              99.97
 1/29/2004                                              99.94
 1/30/2004                                              99.29
  2/2/2004                                              99.81
  2/3/2004                                             100.22
  2/4/2004                                             100.53
  2/5/2004                                              99.55
  2/9/2004                                             101.25
 2/10/2004                                             100.50
 2/11/2004                                             100.38
 2/12/2004                                             100.74
 2/17/2004                                              99.84
 2/18/2004                                              99.97
 2/19/2004                                              99.92
 2/20/2004                                              99.65
 2/23/2004                                             100.03
 2/24/2004                                             100.22
 2/25/2004                                             101.24
 2/26/2004                                             101.26
 2/27/2004                                             100.13
  3/1/2004                                             101.13
  3/2/2004                                              99.82
  3/3/2004                                              99.96
  3/4/2004                                              99.95
  3/5/2004                                              99.81
  3/8/2004                                             100.87
  3/9/2004                                             102.05
 3/10/2004                                             102.12
 3/11/2004                                             103.13
 3/12/2004                                             103.29
 3/15/2004                                             104.99
 3/16/2004                                             104.78
 3/17/2004                                             104.90
 3/18/2004                                             104.58
 3/19/2004                                             104.75
 3/22/2004                                             104.98
 3/23/2004                                             105.14
 3/24/2004                                             105.29
 3/25/2004                                             106.18
 3/26/2004                                             105.19
 3/29/2004                                             105.12
 3/30/2004                                             105.29
 3/31/2004                                             105.99
  4/1/2004                                             105.58
  4/2/2004                                             104.00
  4/5/2004                                             103.79
  4/6/2004                                             104.20
  4/7/2004                                             103.57
  4/8/2004                                             103.39
 4/12/2004                                             102.91
 4/13/2004                                             102.20
 4/14/2004                                              99.86
 4/15/2004                                             101.70
 4/16/2004                                             102.45
 4/19/2004                                             101.77
 4/20/2004                                             101.14
 4/21/2004                                             100.82
 4/22/2004                                             101.16
 4/23/2004                                              99.68
 4/26/2004                                              99.56
 4/27/2004                                             100.73
 4/28/2004                                             100.69
 4/29/2004                                             101.78
 4/30/2004                                             102.10
  5/3/2004                                             102.29
  5/4/2004                                             103.12
  5/5/2004                                             103.24
  5/6/2004                                             106.43
  5/7/2004                                             104.19
 5/10/2004                                             106.11
 5/11/2004                                             106.56
 5/12/2004                                             107.68
 5/13/2004                                             108.01
 5/14/2004                                             111.67
 5/17/2004                                             111.64
 5/18/2004                                             111.60
 5/19/2004                                             111.15
 5/20/2004                                             111.07
 5/21/2004                                             110.66
 5/24/2004                                             109.86
 5/25/2004                                             110.34
 5/26/2004                                             110.75
 5/27/2004                                             110.38
 5/28/2004                                             109.08
  6/1/2004                                             111.11
  6/2/2004                                             111.02
  6/3/2004                                             110.81
  6/4/2004                                             111.08
  6/7/2004                                             111.33
  6/8/2004                                             110.85
  6/9/2004                                             110.66
 6/10/2004                                             109.81
 6/15/2004                                             110.85
 6/16/2004                                             110.83
 6/17/2004                                             109.86
 6/18/2004                                             110.01
 6/21/2004                                             109.79
 6/22/2004                                             110.73
 6/23/2004                                             110.12
 6/24/2004                                             110.13
 6/25/2004                                             111.05
 6/28/2004                                             110.10
 6/29/2004                                             109.99
 6/30/2004                                             112.45
  7/1/2004                                             114.64
  7/2/2004                                             114.69
  7/6/2004                                             115.07
  7/7/2004                                             115.29
  7/8/2004                                             115.43
  7/9/2004                                             115.45
 7/12/2004                                             116.89
 7/13/2004                                             114.88
 7/14/2004                                             114.08
 7/15/2004                                             112.04
 7/16/2004                                             112.96
 7/19/2004                                             112.75
 7/20/2004                                             111.51
 7/21/2004                                             111.70
 7/22/2004                                             111.76
 7/23/2004                                             111.52
 7/26/2004                                             111.30
 7/27/2004                                             111.01
 7/28/2004                                             112.31
 7/29/2004                                             111.04
 7/30/2004                                             109.34
  8/2/2004                                             110.56
  8/3/2004                                             110.96
  8/4/2004                                             111.44
  8/5/2004                                             110.88
  8/6/2004                                             112.46
  8/9/2004                                             111.79
 8/10/2004                                             110.53
 8/11/2004                                             111.10
 8/12/2004                                             111.27
 8/13/2004                                             113.49
 8/16/2004                                             114.25
 8/17/2004                                             114.73
 8/18/2004                                             114.51
 8/19/2004                                             114.87
 8/20/2004                                             114.23
 8/23/2004                                             114.20
 8/24/2004                                             113.85
 8/25/2004                                             113.18
 8/26/2004                                             112.64
 8/27/2004                                             112.45
 8/30/2004                                             110.79
 8/31/2004                                             113.13
  9/1/2004                                             113.28
  9/2/2004                                             112.99
  9/3/2004                                             111.85
  9/7/2004                                             112.03
  9/8/2004                                             111.85
  9/9/2004                                             112.20
 9/10/2004                                             112.37
 9/13/2004                                             111.53
 9/14/2004                                             111.38
 9/15/2004                                             110.67
 9/16/2004                                             110.78
 9/17/2004                                             110.48
 9/20/2004                                             110.42
 9/21/2004                                             109.56
 9/22/2004                                             109.67
 9/23/2004                                             108.21
 9/24/2004                                             107.23
 9/27/2004                                             108.03
 9/28/2004                                             108.80
 9/29/2004                                             108.41
 9/30/2004                                             106.56
 10/1/2004                                             106.03
 10/4/2004                                             105.95
 10/5/2004                                             106.00
 10/6/2004                                             105.55
 10/7/2004                                             104.79
 10/8/2004                                             104.76
10/12/2004                                             105.87
10/13/2004                                             105.73
10/14/2004                                             105.70
10/15/2004                                             103.33
10/18/2004                                             104.95
10/19/2004                                             103.96
10/20/2004                                             104.51
10/21/2004                                             104.82
10/22/2004                                             105.72
10/25/2004                                             106.63
10/26/2004                                             106.41
10/27/2004                                             105.95
10/28/2004                                             106.14
10/29/2004                                             104.69
 11/1/2004                                             105.79
 11/2/2004                                             104.82
 11/3/2004                                             104.41
 11/4/2004                                             103.19
 11/5/2004                                             102.32
 11/8/2004                                             101.26
 11/9/2004                                             102.58
11/10/2004                                             101.01
11/12/2004                                             100.05
11/15/2004                                              99.27
11/16/2004                                              99.20
11/17/2004                                              99.44
11/18/2004                                              98.23
11/19/2004                                              98.00
11/22/2004                                              97.68
11/23/2004                                              98.24
11/24/2004                                              98.19
11/26/2004                                              97.90
11/29/2004                                              96.41
11/30/2004                                              96.46
 12/1/2004                                              96.40
 12/2/2004                                              96.39
 12/3/2004                                              96.01
 12/6/2004                                              95.59
 12/7/2004                                              94.24
 12/8/2004                                              93.37
 12/9/2004                                              94.69
12/10/2004                                              94.77
12/13/2004                                              95.95
12/14/2004                                              95.34
12/15/2004                                              93.56
12/16/2004                                              94.32
12/17/2004                                              94.72
12/20/2004                                              93.18
12/21/2004                                              92.82
12/22/2004                                              93.55
12/23/2004                                              93.45
12/27/2004                                              92.72
12/28/2004                                              92.92
12/29/2004                                              91.90
12/30/2004                                              92.09
12/31/2004                                              90.32
  1/3/2005                                              88.64
  1/4/2005                                              88.48
  1/5/2005                                              89.02
  1/6/2005                                              89.86
  1/7/2005                                              89.43
 1/10/2005                                              89.37
 1/11/2005                                              89.88
 1/12/2005                                              90.11
 1/13/2005                                              90.11
 1/14/2005                                              92.43
 1/18/2005                                              91.89
 1/19/2005                                              91.81
 1/20/2005                                              92.37
 1/21/2005                                              93.05
 1/24/2005                                              91.53
 1/25/2005                                              91.43
 1/26/2005                                              90.53
 1/27/2005                                              90.43
 1/28/2005                                              89.61
 1/31/2005                                              88.15
  2/1/2005                                              88.68
  2/2/2005                                              88.07
  2/3/2005                                              87.82
  2/4/2005                                              87.73
  2/7/2005                                              87.17
  2/8/2005                                              86.91
  2/9/2005                                              88.12
 2/10/2005                                              88.94
 2/11/2005                                              88.16
 2/14/2005                                              89.46
 2/15/2005                                              87.12
 2/16/2005                                              87.32
 2/17/2005                                              87.91
 2/18/2005                                              87.82
 2/22/2005                                              87.56
 2/23/2005                                              87.46
 2/24/2005                                              86.66
 2/28/2005                                              83.57
  3/1/2005                                              83.27
  3/2/2005                                              84.26
  3/3/2005                                              83.63
  3/4/2005                                              81.89
  3/7/2005                                              81.67
  3/8/2005                                              81.63
  3/9/2005                                              81.90
 3/10/2005                                              81.35
 3/11/2005                                              81.22
 3/14/2005                                              81.63
 3/15/2005                                              81.99
 3/16/2005                                              84.48
 3/17/2005                                              84.16
 3/18/2005                                              84.31
 3/21/2005                                              85.03
 3/22/2005                                              84.46
 3/23/2005                                              85.65
 3/24/2005                                              85.13
 3/28/2005                                              85.72
 3/29/2005                                              86.50
 3/30/2005                                              86.97
 3/31/2005                                              99.23
  4/1/2005                                             100.63
  4/4/2005                                             101.36
  4/5/2005                                             101.06
  4/6/2005                                              99.03
  4/7/2005                                              98.03
  4/8/2005                                              98.23
 4/11/2005                                              98.99
 4/12/2005                                              98.98
 4/13/2005                                             100.67
 4/14/2005                                             101.80
 4/15/2005                                             110.01
 4/18/2005                                             110.80
 4/19/2005                                             109.92
 4/20/2005                                             109.32
 4/21/2005                                             108.64
 4/22/2005                                             107.03
 4/25/2005                                             107.06
 4/26/2005                                             108.16
 4/27/2005                                             109.85
 4/28/2005                                             110.73
 4/29/2005                                             113.63
  5/2/2005                                             114.94
  5/3/2005                                             116.04
  5/4/2005                                             115.41
  5/5/2005                                             110.75
  5/6/2005                                             110.04
  5/9/2005                                             109.29
 5/10/2005                                             109.75
 5/11/2005                                             110.89
 5/12/2005                                             110.86
 5/13/2005                                             114.07
 5/16/2005                                             113.89
 5/17/2005                                             114.19
 5/18/2005                                             113.89
 5/19/2005                                             113.24
 5/20/2005                                             114.34
 5/23/2005                                             112.87
 5/24/2005                                             112.33
 5/25/2005                                             112.27
 5/26/2005                                             111.45
 5/27/2005                                             109.50
 5/31/2005                                             109.81
  6/1/2005                                             113.51
  6/2/2005                                             112.17
  6/3/2005                                             112.53
  6/6/2005                                             113.72
  6/7/2005                                             113.25
  6/8/2005                                             113.87
  6/9/2005                                             115.15
 6/10/2005                                             115.50
 6/13/2005                                             115.68
 6/14/2005                                             115.52
 6/15/2005                                             113.11
 6/16/2005                                             114.32
 6/17/2005                                             113.87
 6/20/2005                                             113.18
 6/21/2005                                             113.01
 6/22/2005                                             113.21
 6/23/2005                                             114.15
 6/24/2005                                             114.29
 6/27/2005                                             115.77
 6/28/2005                                             114.76
 6/29/2005                                             114.52
 6/30/2005                                             112.61
  7/1/2005                                             112.71
  7/5/2005                                             114.31
  7/6/2005                                             114.94
  7/7/2005                                             116.40
  7/8/2005                                             114.98
 7/11/2005                                             113.79
 7/12/2005                                             113.56
 7/13/2005                                             109.87
 7/14/2005                                             107.52
 7/15/2005                                             105.39
 7/18/2005                                             104.77
 7/19/2005                                             104.91
 7/20/2005                                             105.24
 7/21/2005                                             105.13
 7/22/2005                                             104.86
 7/25/2005                                             104.67
 7/26/2005                                             103.92
 7/27/2005                                             103.70
 7/28/2005                                             102.33
 7/29/2005                                             100.34
  8/1/2005                                             100.48
  8/2/2005                                             100.33
  8/3/2005                                             101.45
  8/4/2005                                             101.49
  8/5/2005                                             102.19
  8/8/2005                                             102.61
  8/9/2005                                             103.21
 8/10/2005                                             102.91
 8/11/2005                                             103.02
 8/12/2005                                             104.99
 8/15/2005                                             105.06
 8/16/2005                                             105.63
 8/17/2005                                             105.74
 8/18/2005                                             106.19
 8/19/2005                                             106.12
 8/22/2005                                             106.00
 8/23/2005                                             106.61
 8/24/2005                                             106.13
 8/25/2005                                             104.99
 8/26/2005                                             103.99
 8/29/2005                                             102.98
 8/30/2005                                             103.38
 8/31/2005                                             106.65
  9/1/2005                                             108.92
  9/2/2005                                             110.97
  9/6/2005                                             110.74
  9/7/2005                                             110.63
  9/8/2005                                             109.96
  9/9/2005                                             109.54
 9/12/2005                                             109.73
 9/13/2005                                             109.99
 9/14/2005                                             109.60
 9/15/2005                                             109.89
 9/16/2005                                             110.41
 9/19/2005                                             110.99
 9/20/2005                                             111.31
 9/21/2005                                             111.83
 9/22/2005                                             113.28
 9/23/2005                                             112.38
 9/26/2005                                             110.92
 9/27/2005                                             111.40
 9/28/2005                                             111.88
 9/29/2005                                             110.28
 9/30/2005                                             110.95
 10/3/2005                                             110.67
 10/4/2005                                             110.34
 10/5/2005                                             110.43
 10/6/2005                                             111.55
 10/7/2005                                             112.71
10/11/2005                                             113.10
10/12/2005                                             113.61
10/13/2005                                             115.80
10/14/2005                                             117.34
10/17/2005                                             117.24
10/18/2005                                             116.50
10/19/2005                                             117.33
10/20/2005                                             117.07
10/21/2005                                             116.05
10/24/2005                                             115.31
10/25/2005                                             116.61
10/26/2005                                             116.78
10/27/2005                                             117.36
10/28/2005                                             118.34
10/31/2005                                             117.02
 11/1/2005                                             116.33
 11/2/2005                                             117.00
 11/3/2005                                             116.05
 11/4/2005                                             116.92
 11/7/2005                                             116.05
 11/8/2005                                             117.34
 11/9/2005                                             117.11
11/14/2005                                             116.97
11/15/2005                                             116.76
11/16/2005                                             116.85
11/17/2005                                             117.00
11/18/2005                                             117.58
11/21/2005                                             117.69
11/22/2005                                             117.37
11/23/2005                                             116.40
11/25/2005                                             117.06
11/28/2005                                             116.04
11/29/2005                                             115.58
11/30/2005                                             117.67
 12/1/2005                                             118.05
 12/2/2005                                             118.14
 12/5/2005                                             118.64
 12/6/2005                                             119.08
 12/7/2005                                             118.83
 12/8/2005                                             119.43
 12/9/2005                                             119.44
12/12/2005                                             119.04
12/13/2005                                             118.41
12/14/2005                                             118.12
12/15/2005                                             119.88
12/16/2005                                             120.18
12/19/2005                                             120.04
12/20/2005                                             118.87
12/21/2005                                             118.88
12/22/2005                                             119.03
12/23/2005                                             118.94
12/27/2005                                             119.10
12/28/2005                                             118.86
12/29/2005                                             120.30
12/30/2005                                             120.76
  1/3/2006                                             121.99
  1/4/2006                                             121.81
  1/5/2006                                             121.31
  1/6/2006                                             120.74
  1/9/2006                                             120.79
 1/10/2006                                             120.25
 1/11/2006                                             120.00
 1/12/2006                                             120.41
 1/13/2006                                             123.20
 1/17/2006                                             123.35
 1/18/2006                                             123.77
 1/19/2006                                             122.98
 1/20/2006                                             122.78
 1/23/2006                                             122.57
 1/24/2006                                             122.56
 1/25/2006                                             121.28
 1/26/2006                                             121.06
 1/27/2006                                             120.20
 1/30/2006                                             119.62
 1/31/2006                                             117.76
  2/1/2006                                             117.96
  2/2/2006                                             118.07
  2/3/2006                                             119.24
  2/6/2006                                             119.02
  2/7/2006                                             120.25
  2/8/2006                                             120.12
  2/9/2006                                             119.65
 2/10/2006                                             118.72
 2/13/2006                                             119.09
 2/14/2006                                             119.03
 2/15/2006                                             116.96
 2/16/2006                                             116.38
 2/17/2006                                             116.61
 2/21/2006                                             116.41
 2/22/2006                                             116.40
 2/23/2006                                             115.62
 2/27/2006                                             115.62
 2/28/2006                                             114.41
  3/1/2006                                             115.09
  3/2/2006                                             109.87
  3/3/2006                                             114.65
  3/6/2006                                             115.02
  3/7/2006                                             115.39
  3/8/2006                                             115.53
  3/9/2006                                             115.99
 3/10/2006                                             116.47
 3/13/2006                                             117.07
 3/14/2006                                             117.18
 3/15/2006                                             118.19
 3/16/2006                                             117.82
 3/17/2006                                             117.74
 3/20/2006                                             118.23
 3/21/2006                                             116.80
 3/22/2006                                             115.95
 3/23/2006                                             116.38
 3/24/2006                                             116.98
 3/27/2006                                             116.99
 3/28/2006                                             117.23
 3/29/2006                                             117.42
 3/30/2006                                             117.10
 3/31/2006                                             117.19
  4/3/2006                                             117.12
  4/4/2006                                             117.31
  4/5/2006                                             117.67
  4/6/2006                                             117.34
  4/7/2006                                             117.93
 4/10/2006                                             117.09
 4/11/2006                                             117.23
 4/12/2006                                             117.03
 4/13/2006                                             118.35
 4/17/2006                                             117.89
 4/18/2006                                             118.20
 4/19/2006                                             118.08
 4/20/2006                                             117.87
 4/21/2006                                             116.74
 4/24/2006                                             117.23
 4/25/2006                                             117.23
 4/26/2006                                             116.72
 4/27/2006                                             117.00
 4/28/2006                                             115.42
  5/1/2006                                             113.95
  5/2/2006                                             113.47
  5/3/2006                                             113.24
  5/4/2006                                             112.27
  5/5/2006                                             113.08
  5/8/2006                                             112.87
  5/9/2006                                             113.87
 5/10/2006                                             113.18
 5/11/2006                                             113.15
 5/12/2006                                             113.87
 5/15/2006                                             114.57
 5/16/2006                                             114.53
 5/17/2006                                             115.67
 5/18/2006                                             116.78
 5/19/2006                                             115.10
 5/22/2006                                             116.03
 5/23/2006                                             115.93
 5/24/2006                                             117.48
 5/25/2006                                             117.67
 5/26/2006                                             116.65
 5/30/2006                                             117.97
 5/31/2006                                             118.47
  6/1/2006                                             119.88
  6/2/2006                                             119.54
  6/5/2006                                             119.59
  6/6/2006                                             120.24
  6/7/2006                                             119.91
  6/8/2006                                             120.82
  6/9/2006                                             121.07
 6/12/2006                                             121.34
 6/13/2006                                             122.25
 6/14/2006                                             123.74
 6/15/2006                                             126.78
 6/16/2006                                             126.48
 6/19/2006                                             126.38
 6/20/2006                                             126.76
 6/21/2006                                             127.93
 6/22/2006                                             129.18
 6/23/2006                                             129.63
 6/26/2006                                             129.47
 6/27/2006                                             129.50
 6/28/2006                                             129.48
 6/29/2006                                             128.85
 6/30/2006                                             128.57
  7/3/2006                                             128.98
  7/5/2006                                             128.48
  7/6/2006                                             129.19
  7/7/2006                                             129.33
 7/10/2006                                             129.20
 7/11/2006                                             129.72
 7/12/2006                                             129.74
 7/13/2006                                             130.52
 7/14/2006                                             132.42
 7/17/2006                                             132.93
 7/18/2006                                             132.72
 7/19/2006                                             132.70
 7/20/2006                                             133.02
 7/21/2006                                             133.54
 7/24/2006                                             132.99
 7/25/2006                                             131.96
 7/26/2006                                             132.18
 7/27/2006                                             131.24
 7/28/2006                                             130.70
 7/31/2006                                             131.92
  8/1/2006                                             131.19
  8/2/2006                                             131.32
  8/3/2006                                             130.53
  8/4/2006                                             130.98
  8/7/2006                                             131.66
  8/8/2006                                             132.41
  8/9/2006                                             132.29
 8/10/2006                                             132.55
 8/11/2006                                             132.08
 8/14/2006                                             130.85
 8/15/2006                                             132.65
 8/16/2006                                             133.17
 8/17/2006                                             132.45
 8/18/2006                                             132.40
 8/21/2006                                             132.70
 8/22/2006                                             132.40
 8/23/2006                                             132.71
 8/24/2006                                             132.23
 8/25/2006                                             131.23
 8/28/2006                                             132.13
 8/29/2006                                             131.88
 8/30/2006                                             131.95
 8/31/2006                                             132.70
  9/1/2006                                             133.22
  9/5/2006                                             133.46
  9/6/2006                                             132.77
  9/7/2006                                             132.20
  9/8/2006                                             132.25
 9/11/2006                                             132.05
 9/12/2006                                             131.75
 9/13/2006                                             132.00
 9/14/2006                                             132.00
 9/15/2006                                             130.70
 9/18/2006                                             130.78
 9/19/2006                                             131.83
 9/20/2006                                             131.49
 9/21/2006                                             132.05
 9/22/2006                                             132.75
 9/25/2006                                             130.18
 9/26/2006                                             130.57
 9/27/2006                                             131.13
 9/28/2006                                             132.45
 9/29/2006                                             133.11
 10/2/2006                                             132.75
 10/3/2006                                             132.31
 10/4/2006                                             131.38
 10/5/2006                                             130.72
 10/6/2006                                             130.39
10/10/2006                                             129.93
10/11/2006                                             130.01
10/12/2006                                             129.59
10/13/2006                                             129.55
10/16/2006                                             129.34
10/17/2006                                             128.86
10/18/2006                                             128.53
10/19/2006                                             128.20
10/20/2006                                             128.24
10/23/2006                                             128.22
10/24/2006                                             128.33
10/25/2006                                             128.06
10/26/2006                                             127.94
10/27/2006                                             128.30
10/30/2006                                             128.00
10/31/2006                                             128.38
 11/1/2006                                             126.20
 11/2/2006                                             125.99
 11/3/2006                                             125.24
 11/6/2006                                             124.62
 11/7/2006                                             124.70
 11/8/2006                                             125.12
 11/9/2006                                             125.21
11/10/2006                                             124.65
11/13/2006                                             126.70
11/14/2006                                             126.02
11/15/2006                                             125.63
11/16/2006                                             125.35
11/17/2006                                             125.06
11/20/2006                                             125.21
11/21/2006                                             124.83
11/22/2006                                             125.20
11/24/2006                                             125.18
11/27/2006                                             125.62
11/28/2006                                             126.00
11/29/2006                                             126.14
11/30/2006                                             125.96
 12/1/2006                                             126.77
 12/4/2006                                             126.51
 12/5/2006                                             126.11
 12/6/2006                                             124.82
 12/7/2006                                             124.34
 12/8/2006                                             124.71
12/11/2006                                             125.29
12/12/2006                                             125.76
12/13/2006                                             125.32
12/14/2006                                             125.65
12/15/2006                                             126.36
12/18/2006                                             125.86
12/19/2006                                             125.86
12/20/2006                                             124.91
12/21/2006                                             125.34
12/22/2006                                             124.83
12/27/2006                                             123.90
12/28/2006                                             123.09
12/29/2006                                             123.08
  1/2/2007                                             123.40
  1/3/2007                                             123.56
  1/4/2007                                             123.50
  1/5/2007                                             123.41
  1/8/2007                                             123.52
  1/9/2007                                             123.04
 1/10/2007                                             122.23
 1/11/2007                                             120.47
 1/12/2007                                             118.98
 1/16/2007                                             119.12
 1/17/2007                                             117.69
 1/18/2007                                             116.96
 1/19/2007                                             117.42
 1/22/2007                                             117.43
 1/24/2007                                             116.81
 1/25/2007                                             115.85
 1/26/2007                                             115.84
 1/29/2007                                             116.36
 1/30/2007                                             116.46
 1/31/2007                                             115.73
  2/1/2007                                             115.16
  2/2/2007                                             114.98
  2/5/2007                                             114.94
  2/6/2007                                             114.51
  2/7/2007                                             114.57
  2/8/2007                                             113.21
  2/9/2007                                             113.00
 2/12/2007                                             113.00
 2/13/2007                                             113.24
 2/14/2007                                             113.90
 2/15/2007                                             113.26
 2/16/2007                                             112.52
 2/21/2007                                             111.30
 2/22/2007                                             110.07
 2/23/2007                                             110.89
 2/26/2007                                             112.86
 2/27/2007                                             116.04
 2/28/2007                                             115.53
  3/1/2007                                             115.49
  3/2/2007                                             116.49
  3/5/2007                                             118.30
  3/6/2007                                             118.30
  3/7/2007                                             118.53
  3/8/2007                                             117.43
  3/9/2007                                             116.72
 3/12/2007                                             116.69
 3/13/2007                                             117.97
 3/14/2007                                             119.76
 3/15/2007                                             118.54
 3/16/2007                                             119.66
 3/19/2007                                             119.09
 3/20/2007                                             119.62
 3/21/2007                                             120.08
 3/22/2007                                             119.52
 3/23/2007                                             119.30
 3/26/2007                                             116.99
 3/27/2007                                             118.67
 3/28/2007                                             119.67
 3/29/2007                                             120.92
 3/30/2007                                             121.70
  4/2/2007                                             122.10
  4/3/2007                                             122.09
  4/4/2007                                             122.56
  4/5/2007                                             122.09
  4/9/2007                                             121.37
 4/10/2007                                             120.35
 4/11/2007                                             119.14
 4/12/2007                                             119.08
 4/13/2007                                             119.52
 4/16/2007                                             118.80
 4/17/2007                                             119.53
 4/18/2007                                             119.95
 4/19/2007                                             120.17
 4/20/2007                                             119.14
 4/23/2007                                             118.68
 4/24/2007                                             119.04
 4/25/2007                                             119.54
 4/26/2007                                             119.60
 4/27/2007                                             119.43
 4/30/2007                                             121.21
  5/1/2007                                             119.93
  5/2/2007                                             120.20
  5/3/2007                                             119.82
  5/4/2007                                             120.00
  5/7/2007                                             120.06
  5/8/2007                                             120.06
  5/9/2007                                             119.51
 5/10/2007                                             119.62
 5/11/2007                                             121.25
 5/14/2007                                             119.11
 5/15/2007                                             118.20
 5/16/2007                                             118.63
 5/17/2007                                             118.49
 5/18/2007                                             118.45
 5/21/2007                                             118.13
 5/22/2007                                             117.89
 5/23/2007                                             117.92
 5/24/2007                                             117.96
 5/25/2007                                             117.67
 5/29/2007                                             117.73
 5/30/2007                                             117.94
 5/31/2007                                             115.88
  6/1/2007                                             115.67
  6/4/2007                                             115.64
  6/5/2007                                             115.80
  6/6/2007                                             116.70
  6/7/2007                                             117.38
  6/8/2007                                             118.89
 6/11/2007                                             118.75
 6/12/2007                                             119.34
 6/13/2007                                             118.56
 6/14/2007                                             117.86
 6/15/2007                                             116.24
 6/18/2007                                             116.55
 6/19/2007                                             117.91
 6/20/2007                                             117.34
 6/21/2007                                             120.33
 6/22/2007                                             120.66
 6/25/2007                                             120.80
 6/26/2007                                             121.61
 6/27/2007                                             121.71
 6/28/2007                                             121.24
 6/29/2007                                             120.40
  7/2/2007                                             120.92
  7/3/2007                                             121.38
  7/5/2007                                             121.41
  7/6/2007                                             121.58
  7/9/2007                                             121.84
 7/10/2007                                             122.69
 7/11/2007                                             123.76
 7/12/2007                                             123.43
 7/13/2007                                             123.63
 7/16/2007                                             124.46
 7/17/2007                                             124.63
 7/18/2007                                             126.93
 7/19/2007                                             126.95
 7/20/2007                                             129.14
 7/23/2007                                             129.89
 7/24/2007                                             130.97
 7/25/2007                                             133.69
 7/26/2007                                             138.77
 7/27/2007                                             142.10
 7/30/2007                                             147.35
 7/31/2007                                             147.03
  8/1/2007                                             148.44
  8/2/2007                                             147.49
  8/3/2007                                             147.98
  8/6/2007                                             148.80
  8/7/2007                                             149.17
  8/8/2007                                             144.26
  8/9/2007                                             143.48
 8/10/2007                                             146.35
 8/13/2007                                             145.52
 8/14/2007                                             146.08
 8/15/2007                                             151.10
 8/16/2007                                             156.67
 8/17/2007                                             155.85
 8/20/2007                                             156.23
 8/21/2007                                             157.80
 8/22/2007                                             157.86
 8/23/2007                                             156.15
 8/24/2007                                             156.61
 8/27/2007                                             156.53
 8/28/2007                                             157.45
 8/29/2007                                             159.24
 8/30/2007                                             162.48
 8/31/2007                                             160.52
  9/4/2007                                             160.92
  9/5/2007                                             160.85
  9/6/2007                                             162.62
  9/7/2007                                             165.27
 9/10/2007                                             168.03
 9/11/2007                                             168.96
 9/12/2007                                             171.09
 9/13/2007                                             170.47
 9/14/2007                                             172.70
 9/17/2007                                             172.14
 9/18/2007                                             169.41
 9/19/2007                                             167.33
 9/20/2007                                             164.83
 9/21/2007                                             160.89
 9/24/2007                                             160.23
 9/25/2007                                             162.66
 9/26/2007                                             162.38
 9/27/2007                                             161.76
 9/28/2007                                             166.59
 10/1/2007                                             165.72
 10/2/2007                                             164.11
 10/3/2007                                             162.27
 10/4/2007                                             159.32
 10/5/2007                                             157.44
 10/9/2007                                             156.23
10/10/2007                                             153.01
10/11/2007                                             151.71
10/12/2007                                             150.97
10/15/2007                                             152.09
10/16/2007                                             153.74
10/17/2007                                             155.99
10/18/2007                                             157.40
10/19/2007                                             158.49
10/22/2007                                             161.84
10/23/2007                                             159.50
10/24/2007                                             160.48
10/25/2007                                             160.38
10/26/2007                                             160.71
10/29/2007                                             160.10
10/30/2007                                             160.28
10/31/2007                                             156.39
 11/1/2007                                             158.35
 11/5/2007                                             163.05
 11/6/2007                                             162.89
 11/7/2007                                             164.99
 11/8/2007                                             166.33
 11/9/2007                                             169.47
11/13/2007                                             170.77
11/14/2007                                             172.22
11/15/2007                                             177.02
11/16/2007                                             179.86
11/19/2007                                             181.16
11/20/2007                                             181.91
11/21/2007                                             182.49
11/23/2007                                             182.87
11/26/2007                                             182.61
11/27/2007                                             184.25
11/28/2007                                             185.93
11/29/2007                                             188.08
11/30/2007                                             200.08
 12/3/2007                                             200.63
 12/4/2007                                             201.68
 12/6/2007                                             204.61
 12/7/2007                                             204.44
12/10/2007                                             202.30
12/11/2007                                             202.01
12/12/2007                                             202.16
12/13/2007                                             201.75
12/14/2007                                             198.19
12/17/2007                                             198.93
12/18/2007                                             198.81
12/19/2007                                             198.76
12/20/2007                                             197.93
12/21/2007                                             197.59
12/24/2007                                             197.92
12/26/2007                                             196.84
12/27/2007                                             196.81
12/28/2007                                             196.89
12/31/2007                                             198.31
  1/2/2008                                             197.82
  1/3/2008                                             201.94
  1/4/2008                                             203.88
  1/7/2008                                             203.84
  1/8/2008                                             206.55
  1/9/2008                                             209.21
 1/10/2008                                             212.96
 1/11/2008                                             213.48
 1/14/2008                                             214.28
 1/15/2008                                             219.62
 1/16/2008                                             221.70
 1/17/2008                                             222.30
 1/18/2008                                             223.54
 1/22/2008                                             232.05
 1/23/2008                                             229.61
 1/24/2008                                             230.24
 1/25/2008                                             226.22
 1/28/2008                                             227.69
 1/29/2008                                             227.13
 1/30/2008                                             226.96
 1/31/2008                                             231.21
  2/1/2008                                             230.65
  2/4/2008                                             230.92
  2/5/2008                                             230.21
  2/6/2008                                             232.34
  2/7/2008                                             234.92
  2/8/2008                                             234.99
 2/11/2008                                             235.13
 2/12/2008                                             238.11
 2/13/2008                                             239.94
 2/14/2008                                             243.29
 2/15/2008                                             245.80
 2/19/2008                                             245.27
 2/20/2008                                             246.47
 2/21/2008                                             246.51
 2/22/2008                                             248.09
 2/25/2008                                             246.46
 2/26/2008                                             246.49
 2/27/2008                                             246.31
 2/28/2008                                             246.87
 2/29/2008                                             258.71
  3/3/2008                                             261.20
  3/4/2008                                             262.33
  3/5/2008                                             266.50
  3/6/2008                                             269.12
  3/7/2008                                             273.50
 3/10/2008                                             271.90
 3/11/2008                                             275.38
 3/12/2008                                             273.46
 3/13/2008                                             280.62
 3/14/2008                                             291.28
 3/17/2008                                             296.46
 3/18/2008                                             297.92
 3/19/2008                                             295.18
 3/20/2008                                             293.90
 3/24/2008                                             294.36
 3/25/2008                                             290.30
 3/26/2008                                             289.14
 3/27/2008                                             290.83
 3/28/2008                                             291.26
 3/31/2008                                             293.09
  4/1/2008                                             293.06
  4/2/2008                                             291.46
  4/3/2008                                             289.63
  4/4/2008                                             285.47
  4/7/2008                                             282.04
  4/8/2008                                             280.07
  4/9/2008                                             279.61
 4/10/2008                                             281.50
 4/11/2008                                             282.07
 4/14/2008                                             283.22
 4/15/2008                                             281.18
 4/16/2008                                             279.61
 4/17/2008                                             275.54
 4/18/2008                                             271.37
 4/21/2008                                             266.89
 4/22/2008                                             264.36
 4/23/2008                                             264.23
 4/24/2008                                             263.30
 4/25/2008                                             261.54
 4/28/2008                                             258.11
 4/29/2008                                             253.95
 4/30/2008                                             253.61
  5/1/2008                                             251.38
  5/2/2008                                             246.14
  5/5/2008                                             245.32
  5/6/2008                                             248.87
  5/7/2008                                             249.79
  5/8/2008                                             252.45
  5/9/2008                                             253.95
 5/12/2008                                             253.45
 5/13/2008                                             254.42
 5/14/2008                                             254.37
 5/15/2008                                             247.73
 5/16/2008                                             246.25
 5/19/2008                                             246.17
 5/20/2008                                             247.58
 5/21/2008                                             251.38
 5/22/2008                                             254.01
 5/23/2008                                             254.58
 5/27/2008                                             252.46
 5/28/2008                                             250.03
 5/29/2008                                             248.36
 5/30/2008                                             245.67
  6/2/2008                                             247.37
  6/3/2008                                             249.53
  6/4/2008                                             250.88
  6/5/2008                                             248.32
  6/6/2008                                             245.99
  6/9/2008                                             245.84
 6/10/2008                                             247.40
 6/11/2008                                             248.78
 6/12/2008                                             248.50
 6/13/2008                                             248.41
 6/16/2008                                             249.45
 6/17/2008                                             251.15
 6/18/2008                                             252.03
 6/19/2008                                             253.32
 6/20/2008                                             256.24
 6/23/2008                                             257.39
 6/24/2008                                             262.62
 6/25/2008                                             260.57
 6/26/2008                                             266.18
 6/27/2008                                             270.96
 6/30/2008                                             268.72
  7/1/2008                                             272.21
  7/2/2008                                             273.78
  7/3/2008                                             273.76
  7/7/2008                                             274.38
  7/8/2008                                             275.39
  7/9/2008                                             275.55
 7/10/2008                                             276.21
 7/11/2008                                             279.18
 7/14/2008                                             276.37
 7/15/2008                                             282.10
 7/16/2008                                             285.34
 7/17/2008                                             284.21
 7/18/2008                                             287.45
 7/21/2008                                             286.99
 7/22/2008                                             286.92
 7/23/2008                                             283.14
 7/24/2008                                             282.69
 7/25/2008                                             281.92
 7/28/2008                                             282.76
 7/29/2008                                             284.43
 7/30/2008                                             285.58
 7/31/2008                                             288.70
  8/1/2008                                             288.26
  8/4/2008                                             288.86
  8/5/2008                                             289.86
  8/6/2008                                             290.26
  8/7/2008                                             291.22
  8/8/2008                                             290.37
 8/11/2008                                             289.98
 8/12/2008                                             290.35
 8/13/2008                                             291.20
 8/14/2008                                             293.13
 8/15/2008                                             293.29
 8/18/2008                                             292.63
 8/19/2008                                             295.29
 8/20/2008                                             296.73
 8/21/2008                                             296.58
 8/22/2008                                             298.94
 8/25/2008                                             299.32
 8/26/2008                                             297.83
 8/27/2008                                             300.99
 8/28/2008                                             300.90
 8/29/2008                                             295.90
  9/2/2008                                             298.54
  9/3/2008                                             298.00
  9/4/2008                                             298.00
  9/5/2008                                             302.18
  9/8/2008                                             298.02
  9/9/2008                                             300.22
 9/10/2008                                             304.35
 9/11/2008                                             307.45
 9/12/2008                                             310.84
 9/15/2008                                             319.12
 9/16/2008                                             320.86
 9/17/2008                                             323.91
 9/18/2008                                             339.50
 9/19/2008                                             340.30
 9/22/2008                                             337.78
 9/23/2008                                             337.67
 9/24/2008                                             332.67
 9/25/2008                                             334.48
 9/26/2008                                             345.08
 9/29/2008                                             360.42
 9/30/2008                                             331.96
 10/1/2008                                             371.88
 10/2/2008                                             375.78
 10/3/2008                                             378.83
 10/6/2008                                             414.67
 10/7/2008                                             410.78
 10/8/2008                                             436.30
 10/9/2008                                             437.57
10/10/2008                                             447.87
10/14/2008                                             460.11
10/15/2008                                             534.39
10/16/2008                                             539.94
10/17/2008                                             578.09
10/20/2008                                             586.14
10/21/2008                                             576.59
10/22/2008                                             574.91
10/23/2008                                             573.44
10/24/2008                                             581.82
10/27/2008                                             579.61
10/28/2008                                             585.93
10/29/2008                                             587.57
10/30/2008                                             582.62
10/31/2008                                             648.29
 11/3/2008                                             656.32
 11/4/2008                                             658.87
 11/5/2008                                             658.90
 11/6/2008                                             664.25
 11/7/2008                                             664.69
11/10/2008                                             638.85
11/12/2008                                             648.59
11/13/2008                                             653.72
11/14/2008                                             715.65
11/17/2008                                             721.41
11/18/2008                                             733.24
11/19/2008                                             755.13
11/20/2008                                             775.02
11/21/2008                                             798.62
11/24/2008                                             800.43
11/25/2008                                             785.53
11/26/2008                                             790.86
11/28/2008                                             810.33
 12/1/2008                                             811.94
 12/2/2008                                             809.58
 12/3/2008                                             815.80
 12/4/2008                                             822.48
 12/5/2008                                             820.77
 12/8/2008                                             816.39
 12/9/2008                                             816.76
12/10/2008                                             808.98
12/11/2008                                             803.73
12/12/2008                                             805.19
12/15/2008                                             803.14
12/16/2008                                             804.66
12/17/2008                                             806.33
12/18/2008                                             815.44
12/19/2008                                             819.64
12/22/2008                                             824.53
12/23/2008                                             825.78
12/24/2008                                             827.79
12/26/2008                                             829.59
12/29/2008                                             823.34
12/30/2008                                             823.43
12/31/2008                                             802.95
  1/2/2009                                             807.92
  1/5/2009                                             804.14
  1/6/2009                                             792.98
  1/7/2009                                             785.02
  1/8/2009                                             781.58
  1/9/2009                                             775.28
 1/12/2009                                             774.57
 1/13/2009                                             775.32
 1/14/2009                                             774.55
 1/15/2009                                             779.78
 1/16/2009                                             777.21
 1/20/2009                                             769.07
 1/21/2009                                             765.13
 1/22/2009                                             763.29
 1/23/2009                                             767.23
 1/26/2009                                             768.77
 1/27/2009                                             772.61
 1/28/2009                                             764.29
 1/29/2009                                             754.87
 1/30/2009                                             749.57
  2/2/2009                                             762.02
  2/3/2009                                             762.13
  2/4/2009                                             772.32
  2/5/2009                                             764.44
  2/6/2009                                             773.33
  2/9/2009                                             766.11
 2/10/2009                                             750.77
 2/11/2009                                             750.83
 2/12/2009                                             748.89
 2/13/2009                                             733.29
 2/17/2009                                             742.79
 2/18/2009                                             777.86
 2/19/2009                                             771.49
 2/20/2009                                             776.11
 2/23/2009                                             784.56
 2/24/2009                                             788.26
 2/25/2009                                             792.77
 2/26/2009                                             792.47
 2/27/2009                                             746.16
  3/2/2009                                             748.65
  3/3/2009                                             772.80
  3/4/2009                                             778.05
  3/5/2009                                             789.85
  3/6/2009                                             794.48
  3/9/2009                                             796.64
 3/10/2009                                             794.44
 3/11/2009                                             792.23
 3/12/2009                                             790.26
 3/13/2009                                             794.23
 3/16/2009                                             792.66
 3/17/2009                                             792.52
 3/18/2009                                             805.01
 3/19/2009                                             803.25
 3/20/2009                                             805.88
 3/23/2009                                             800.96
 3/24/2009                                             798.71
 3/25/2009                                             795.42
 3/26/2009                                             792.98
 3/27/2009                                             792.20
 3/30/2009                                             788.62
 3/31/2009                                             787.11
  4/1/2009                                             791.53
  4/2/2009                                             789.99
  4/3/2009                                             789.57
  4/6/2009                                             788.05
  4/7/2009                                             786.88
  4/8/2009                                             787.86
  4/9/2009                                             783.04
 4/13/2009                                             774.92
 4/14/2009                                             762.33
 4/15/2009                                             753.79
 4/16/2009                                             735.70
 4/17/2009                                             721.08
 4/20/2009                                             715.08
 4/21/2009                                             716.32
 4/22/2009                                             700.19
 4/23/2009                                             697.93
 4/24/2009                                             689.06
 4/27/2009                                             655.41
 4/28/2009                                             656.88
 4/29/2009                                             642.26
 4/30/2009                                             561.75
  5/1/2009                                             555.37
  5/4/2009                                             550.72
  5/5/2009                                             536.78
  5/6/2009                                             519.95
  5/7/2009                                             499.94
  5/8/2009                                             491.67
 5/11/2009                                             494.36
 5/12/2009                                             495.57
 5/13/2009                                             501.64
 5/14/2009                                             507.12
 5/15/2009                                             489.95
 5/18/2009                                             477.76
 5/19/2009                                             467.81
 5/20/2009                                             463.42
 5/21/2009                                             458.72
 5/22/2009                                             455.79
 5/26/2009                                             453.50
 5/27/2009                                             450.02
 5/28/2009                                             442.71
 5/29/2009                                             421.87
  6/1/2009                                             415.26
  6/2/2009                                             400.82
  6/3/2009                                             392.73
  6/4/2009                                             394.98
  6/5/2009                                             392.65
  6/8/2009                                             392.71
  6/9/2009                                             390.46
 6/10/2009                                             379.45
 6/11/2009                                             372.64
 6/12/2009                                             368.04
 6/15/2009                                             362.85
 6/16/2009                                             357.36
 6/17/2009                                             363.94
 6/18/2009                                             365.54
 6/19/2009                                             363.35
 6/22/2009                                             362.90
 6/23/2009                                             364.03
 6/24/2009                                             367.13
 6/25/2009                                             365.69
 6/26/2009                                             363.92
 6/29/2009                                             365.92
 6/30/2009                                             359.79
  7/1/2009                                             358.31
  7/2/2009                                             356.99
  7/6/2009                                             357.32
  7/7/2009                                             355.60
  7/8/2009                                             357.67
  7/9/2009                                             356.23
 7/10/2009                                             354.98
 7/13/2009                                             354.66
 7/14/2009                                             354.77
 7/15/2009                                             353.86
 7/16/2009                                             348.07
 7/17/2009                                             341.44
 7/20/2009                                             335.85
 7/21/2009                                             327.64
 7/22/2009                                             322.24
 7/23/2009                                             322.35
 7/24/2009                                             317.39
 7/27/2009                                             315.46
 7/28/2009                                             307.95
 7/29/2009                                             303.69
 7/30/2009                                             295.59
 7/31/2009                                             287.70
  8/3/2009                                             280.04
  8/4/2009                                             280.12
  8/5/2009                                             277.80
  8/6/2009                                             275.56
  8/7/2009                                             273.93
 8/10/2009                                             267.24
 8/11/2009                                             271.01
 8/12/2009                                             271.27
 8/13/2009                                             264.09
 8/14/2009                                             264.47
 8/17/2009                                             267.72
 8/18/2009                                             273.51
 8/19/2009                                             273.14
 8/20/2009                                             269.09
 8/21/2009                                             267.08
 8/24/2009                                             263.57
 8/25/2009                                             259.99
 8/26/2009                                             260.21
 8/27/2009                                             258.01
 8/28/2009                                             252.66
 8/31/2009                                             249.30
  9/1/2009                                             252.77
  9/2/2009                                             256.40
  9/3/2009                                             257.97
  9/4/2009                                             253.98
  9/8/2009                                             250.05
  9/9/2009                                             247.07
 9/10/2009                                             246.24
 9/11/2009                                             244.49
 9/14/2009                                             241.07
 9/15/2009                                             244.01
 9/16/2009                                             235.65
 9/17/2009                                             235.09
 9/18/2009                                             234.97
 9/21/2009                                             233.57
 9/22/2009                                             232.40
 9/23/2009                                             232.98
 9/24/2009                                             232.57
 9/25/2009                                             228.54
 9/28/2009                                             231.15
 9/29/2009                                             232.75
 9/30/2009                                             233.69
 10/1/2009                                             235.97
 10/2/2009                                             239.94
 10/5/2009                                             240.30
 10/6/2009                                             241.00
 10/7/2009                                             237.69
 10/8/2009                                             238.46
 10/9/2009                                             237.78
10/13/2009                                             236.87
10/14/2009                                             235.41
10/15/2009                                             232.86
10/16/2009                                             230.86
10/19/2009                                             229.94
10/20/2009                                             227.60
10/21/2009                                             226.34
10/22/2009                                             226.76
10/23/2009                                             224.59
10/26/2009                                             222.71
10/27/2009                                             224.04
10/28/2009                                             225.45
10/29/2009                                             224.26
10/30/2009                                             224.89
 11/2/2009                                             224.48
 11/3/2009                                             226.08
 11/4/2009                                             226.12
 11/5/2009                                             224.07
 11/6/2009                                             221.17
 11/9/2009                                             218.25
11/10/2009                                             216.74
11/12/2009                                             215.75
11/13/2009                                             215.71
11/16/2009                                             215.88
11/17/2009                                             215.14
11/18/2009                                             216.02
11/19/2009                                             218.28
11/20/2009                                             219.06
11/23/2009                                             219.19
11/24/2009                                             222.72
11/25/2009                                             228.82
11/27/2009                                             218.86
11/30/2009                                             223.07
 12/1/2009                                             223.31
 12/2/2009                                             222.27
 12/3/2009                                             220.92
 12/4/2009                                             218.74
 12/7/2009                                             217.09
 12/8/2009                                             212.71
 12/9/2009                                             210.20
12/10/2009                                             207.53
12/11/2009                                             204.40
12/14/2009                                             202.92
12/15/2009                                             196.29
12/16/2009                                             195.35
12/17/2009                                             194.06
12/18/2009                                             192.65
12/21/2009                                             193.43
12/22/2009                                             191.56
12/23/2009                                             186.17
12/24/2009                                             187.53
12/28/2009                                             187.04
12/29/2009                                             185.91
12/30/2009                                             185.18
12/31/2009                                             181.80
  1/4/2010                                             180.21
  1/5/2010                                             174.33
  1/6/2010                                             170.78
  1/7/2010                                             169.19
  1/8/2010                                             169.71
 1/11/2010                                             168.51
 1/12/2010                                             168.32
 1/13/2010                                             168.17
 1/14/2010                                             167.13
 1/15/2010                                             167.04
 1/19/2010                                             167.85
 1/20/2010                                             167.97
 1/21/2010                                             167.97
 1/22/2010                                             171.53
 1/25/2010                                             174.29
 1/26/2010                                             176.76
 1/27/2010                                             174.48
 1/28/2010                                             173.59
 1/29/2010                                             169.15
  2/1/2010                                             170.86
  2/2/2010                                             170.09
  2/3/2010                                             169.09
  2/4/2010                                             172.01
  2/5/2010                                             177.19
  2/8/2010                                             178.62
  2/9/2010                                             179.23
 2/10/2010                                             178.63
 2/11/2010                                             179.55
 2/12/2010                                             179.21
 2/16/2010                                             178.26
 2/17/2010                                             179.29
 2/18/2010                                             176.85
 2/19/2010                                             172.24
 2/22/2010                                             169.05
 2/23/2010                                             168.54
 2/24/2010                                             168.58
 2/25/2010                                             169.10
 2/26/2010                                             168.12
  3/1/2010                                             165.85
  3/2/2010                                             164.27
  3/3/2010                                             163.20
  3/4/2010                                             162.83
  3/5/2010                                             162.36
  3/8/2010                                             159.81
  3/9/2010                                             160.98
 3/10/2010                                             160.56
 3/11/2010                                             161.40
 3/12/2010                                             160.97
 3/15/2010                                             159.00
 3/16/2010                                             159.50
 3/17/2010                                             157.63
 3/18/2010                                             157.59
 3/19/2010                                             158.51
 3/22/2010                                             160.16
 3/23/2010                                             160.28
 3/24/2010                                             159.80
 3/25/2010                                             159.23
 3/26/2010                                             158.27
 3/29/2010                                             159.04
 3/30/2010                                             157.51
 3/31/2010                                             157.40
  4/1/2010                                             158.33
  4/5/2010                                             156.05
  4/6/2010                                             155.06
  4/7/2010                                             153.09
  4/8/2010                                             152.98
  4/9/2010                                             153.09
 4/12/2010                                             152.59
 4/13/2010                                             151.88
 4/14/2010                                             151.58
 4/15/2010                                             148.96
 4/16/2010                                             147.92
 4/19/2010                                             150.15
 4/20/2010                                             148.44
 4/21/2010                                             147.33
 4/22/2010                                             145.26
 4/23/2010                                             144.76
 4/26/2010                                             145.62
 4/27/2010                                             147.13
 4/28/2010                                             150.37
 4/29/2010                                             147.44
 4/30/2010                                             146.86
  5/3/2010                                             149.17
  5/4/2010                                             150.11
  5/5/2010                                             151.32
  5/6/2010                                             158.90
  5/7/2010                                             167.30
 5/10/2010                                             167.71
 5/11/2010                                             173.99
 5/12/2010                                             172.83
 5/13/2010                                             170.34
 5/14/2010                                             168.41
 5/17/2010                                             167.89
 5/18/2010                                             168.93
 5/19/2010                                             171.87
 5/20/2010                                             173.56
 5/21/2010                                             176.81
 5/24/2010                                             180.86
 5/25/2010                                             184.83
 5/26/2010                                             183.90
 5/27/2010                                             183.74
 5/28/2010                                             190.32
  6/1/2010                                             191.98
  6/2/2010                                             195.42
  6/3/2010                                             198.67
  6/4/2010                                             195.18
  6/7/2010                                             196.30
  6/8/2010                                             200.89
  6/9/2010                                             203.82
 6/10/2010                                             205.88
 6/11/2010                                             205.31
 6/14/2010                                             204.18
 6/15/2010                                             208.76
 6/16/2010                                             210.72
 6/17/2010                                             206.74
 6/18/2010                                             204.42
 6/21/2010                                             198.11
 6/22/2010                                             201.83
 6/23/2010                                             203.26
 6/24/2010                                             204.33
 6/25/2010                                             205.31
 6/28/2010                                             203.66
 6/29/2010                                             207.59
 6/30/2010                                             209.45
  7/1/2010                                             209.26
  7/2/2010                                             209.36
  7/6/2010                                             208.17
  7/7/2010                                             208.56
  7/8/2010                                             207.31
  7/9/2010                                             203.83
 7/12/2010                                             202.30
 7/13/2010                                             201.19
 7/14/2010                                             198.40
 7/15/2010                                             199.01
 7/16/2010                                             198.38
 7/19/2010                                             198.64
 7/20/2010                                             198.42
 7/21/2010                                             196.33
 7/22/2010                                             194.19
 7/23/2010                                             190.60
 7/26/2010                                             190.33
 7/27/2010                                             185.66
 7/28/2010                                             186.06
 7/29/2010                                             187.91
 7/30/2010                                             191.79

                                   [END CHART]

    Source: Barclays Capital

    government-backed issues. Weakening economic conditions accelerated the flight to quality and fueled a massive rally in Treasury debt, especially in the longer maturities.

    One way to measure fear in the market is the difference in yield (the "spread") between BBB-rated, 10-year corporate bonds and 10-year U.S. Treasury bonds. The spread measures how much additional yield investors demand to purchase corporate bonds. Since bond prices and yields move in opposite directions, a widening spread means that corporate bonds will underperform U.S. Treasury securities. When the spread narrows, investors have less fear of owning corporate bonds and they outperform U.S. Treasury securities. The chart above tracks that spread, and it shows how rapidly spreads narrowed at the beginning of the reporting period as investors re-embraced risk. Spreads widened again in May as investors sought safety in Treasury securities, but then narrowed again in July as worries about European debt problems subsided.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

o   HOW DID THE FUND PERFORM?

    Overall, the Fund outperformed during the reporting period, benefiting from the very strong capital appreciation on bonds we bought at the height of the credit crisis. The strongest performance came from the portfolio's holdings in commercial mortgage-backed securities, real estate investment trust preferred securities, and corporate bonds, especially within the financial sector. The Fund also continued to collect the high income from these bonds.

    Early in the period, we took advantage of opportunities to invest in well-priced assets where we believed we were being compensated for the risk. However, by early 2010, we found little yield advantage and curtailed these purchases. Instead, we let cash and cash equivalents accumulate, positioning the Fund for what we expected would be substantially better opportunities later in 2010. We were also wary about the potential impact on higher-risk assets of the Federal Reserve's (the Fed) exit from its multitude of quantitative easing programs. Although cash, floating-rate securities, and shorter-term bonds would reduce the Fund's distribution yield, we believed it would be advantageous especially when the end of quantitative easing began to be priced into the market. We had also exited our positions in regular U.S. Treasury securities well before the period began, keeping only our positions in Treasury Inflation Protected Securities, also known as "TIPS."

    But in the flight to quality that began in May, "spread sectors" (or, non-Treasury investment grade sectors, such as corporate bonds) -- after 12 months of outperformance -- underperformed Treasuries. In addition, the Fund's position in cash and cash equivalents, as well as its minimal exposure to Treasuries, hampered performance. We

    Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend. o Investing in REITs has some of the same risks associated with the direct ownership of real estate.

    You will find a complete list of securities that the Fund owns on pages
    21-39.

================================================================================

6  | USAA INCOME FUND

================================================================================

                    o U.S. TREASURY HISTORICAL YIELD CURVE o

                 [CHART OF U.S. TREASURY HISTORICAL YIELD CURVE]

                           7/31/09                7/31/10                CHANGE
                           -------                -------                ------
3 MONTH                     0.175                  0.140                -0.0355
6 MONTH                     0.249                  0.191                -0.0579
 1 YEAR                     0.468                  0.272                -0.1957
 2 YEAR                     1.111                  0.546                -0.5652
 3 YEAR                     1.587                  0.823                -0.7643
 5 YEAR                     2.514                  1.596                -0.9180
 7 YEAR                     3.142                  2.302                -0.8401
10 YEAR                     3.480                  2.905                -0.5743
30 YEAR                     4.298                  3.988                -0.3102

                                   [END CHART]

         Source: Bloomberg L.P.

    Past performance is no guarantee of future results and is not an indication of performance of any USAA product.

    responded quickly and deployed much of the Fund's cash position by the end of the period. As signs of deflation began to emerge, we also purchased Treasury securities.

    On the whole, the Fund benefited from its overweight in energy companies and electric and natural gas utilities. However, as investors tried to tally the enormous costs of the oil spill in the Gulf of Mexico, the bonds of almost every energy company underperformed

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

    whether they were involved in the oil spill or had no exposure at all. We took advantage of weakness in the sector to add to the Fund's holdings.

o   WHAT IS YOUR OUTLOOK?

    The economic strength we saw early in the period appears to have been the result of the government's stimulus programs, including "cash for clunkers" and the first-time homebuyers' tax credit. Looking ahead, we now expect a period of slower economic growth. As a result, we have increased both the Fund's allocation to Treasuries and its sensitivity to interest rates.

    We will continue to rely on our experienced team of credit analysts to identify potential investments for the Fund. Finding these opportunities will be challenging. Treasuries yields are at record lows. Spreads between corporate bonds and Treasuries are near their historical average. Combined with historically low Treasury yields, this means that corporate borrowers can lock in loans at very low rates. With yields so low, bond prices do not have much room to increase. (Bond prices and yields move in opposite directions.) As a result, shareholders should not expect capital appreciation in the months ahead. Instead, the majority of their return is likely to come from the income provided by the Fund.

    Thank you for your continued confidence in us, and for giving us the opportunity to serve.

    As interest rates rise, existing bond prices fall.

================================================================================

8  | USAA INCOME FUND

================================================================================

FUND RECOGNITION

USAA INCOME FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                     out of 991 intermediate-term bond funds
                       for the period ended July 31, 2010:

                                 OVERALL RATING
                                     * * * *

                                      3-YEAR
                                     * * * *
                                out of 991 funds

                                      5-YEAR
                                     * * * *
                                out of 862 funds

                                     10-YEAR
                                     * * * *
                                out of 520 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (Symbol: USAIX)

--------------------------------------------------------------------------------

                                         7/31/10                     7/31/09
--------------------------------------------------------------------------------
Net Assets                           $2,628.4 Million           $2,081.0 Million
Net Asset Value Per Share                $12.78                       $11.86


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/10
--------------------------------------------------------------------------------
1 YEAR                                  5 YEARS                         10 YEARS
13.00%                                   6.00%                            6.38%


--------------------------------------------------------------------------------
30-DAY SEC YIELD*                                               TOTAL ANNUAL
  AS OF 7/31/10                                             OPERATING EXPENSES**
--------------------------------------------------------------------------------
     3.54%                                                          0.65%

*Calculated as prescribed by the Securities and Exchange Commission.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INCOME FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2010

--------------------------------------------------------------------------------
                    TOTAL RETURN     =    DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS                6.38%        =         5.41%          +         0.97%
5 YEARS                 6.00%        =         5.26%          +         0.74%
1 YEAR                 13.00%        =         5.24%          +         7.76%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2001 -- JULY 31, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/2001           13.86%              7.48%                    6.38%
7/31/2002            3.70%              6.05%                   -2.35%
7/31/2003            5.98%              5.07%                    0.91%
7/31/2004            5.23%              4.57%                    0.66%
7/31/2005            5.33%              4.68%                    0.65%
7/31/2006            1.50%              4.75%                   -3.25%
7/31/2007            5.09%              5.09%                    0.00%
7/31/2008            4.37%              5.29%                   -0.92%
7/31/2009            6.38%              5.96%                    0.42%
7/31/2010           13.00%              5.24%                    7.76%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA INCOME             LIPPER CORPORATE DEBT FUNDS
                    FUND SHARES                   A RATED AVERAGE
7/31/2001              6.61%                           5.85%
7/31/2002              6.07                            5.30
7/31/2003              5.00                            4.56
7/31/2004              4.49                            4.01
7/31/2005              4.58                            3.94
7/31/2006              4.86                            4.33
7/31/2007              5.04                            4.54
7/31/2008              5.32                            4.91
7/31/2009              5.43                            4.97
7/31/2010              4.64                            3.96

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/01 to 7/31/10.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               BARCLAYS CAPITAL U.S.     USAA INCOME      LIPPER A RATED BOND
               AGGREGATE BOND INDEX      FUND SHARES          FUNDS INDEX
 7/31/2000          $10,000.00           $10,000.00            $10,000.00
 8/31/2000           10,144.94            10,141.52             10,132.85
 9/30/2000           10,208.72            10,240.48             10,188.99
10/31/2000           10,276.27            10,270.01             10,231.80
11/30/2000           10,444.30            10,411.46             10,383.02
12/31/2000           10,638.04            10,624.16             10,595.63
 1/31/2001           10,812.02            10,834.19             10,792.77
 2/28/2001           10,906.20            10,929.26             10,890.21
 3/31/2001           10,960.95            11,006.68             10,928.82
 4/30/2001           10,915.46            10,966.71             10,866.95
 5/31/2001           10,981.30            11,054.26             10,938.54
 6/30/2001           11,022.79            11,123.24             10,982.76
 7/31/2001           11,269.23            11,385.96             11,232.06
 8/31/2001           11,398.28            11,502.17             11,358.74
 9/30/2001           11,531.10            11,591.47             11,402.95
10/31/2001           11,772.40            11,802.67             11,648.80
11/30/2001           11,610.09            11,565.06             11,507.46
12/31/2001           11,536.36            11,429.64             11,420.94
 1/31/2002           11,629.75            11,520.47             11,500.88
 2/28/2002           11,742.45            11,602.68             11,586.44
 3/31/2002           11,547.10            11,387.91             11,401.37
 4/30/2002           11,771.03            11,563.21             11,603.74
 5/31/2002           11,871.04            11,671.71             11,692.08
 6/30/2002           11,973.69            11,760.87             11,742.42
 7/31/2002           12,118.17            11,806.89             11,812.62
 8/31/2002           12,322.77            12,072.63             12,029.15
 9/30/2002           12,522.35            12,276.53             12,215.52
10/31/2002           12,465.31            12,118.52             12,092.84
11/30/2002           12,461.99            12,147.17             12,135.79
12/31/2002           12,719.41            12,416.48             12,399.72
 1/31/2003           12,730.27            12,451.71             12,426.19
 2/28/2003           12,906.41            12,627.87             12,607.30
 3/31/2003           12,896.46            12,603.91             12,598.00
 4/30/2003           13,002.88            12,699.36             12,738.91
 5/31/2003           13,245.32            12,979.56             13,004.99
 6/30/2003           13,219.03            12,986.79             12,975.41
 7/31/2003           12,774.62            12,513.16             12,530.33
 8/31/2003           12,859.43            12,608.01             12,613.53
 9/30/2003           13,199.83            12,941.71             12,958.53
10/31/2003           13,076.72            12,869.16             12,853.87
11/30/2003           13,108.04            12,915.83             12,894.62
12/31/2003           13,241.43            13,025.51             13,021.86
 1/31/2004           13,347.96            13,130.49             13,131.41
 2/29/2004           13,492.44            13,264.20             13,256.28
 3/31/2004           13,593.49            13,369.85             13,357.88
 4/30/2004           13,239.83            13,001.08             13,030.12
 5/31/2004           13,186.80            12,952.22             12,963.57
 6/30/2004           13,261.32            13,021.86             13,029.96
 7/31/2004           13,392.77            13,167.91             13,154.47
 8/31/2004           13,648.24            13,399.40             13,401.73
 9/30/2004           13,685.28            13,449.98             13,445.02
10/31/2004           13,800.04            13,563.90             13,554.73
11/30/2004           13,689.96            13,483.25             13,472.62
12/31/2004           13,815.92            13,614.48             13,609.32
 1/31/2005           13,902.68            13,706.71             13,703.34
 2/28/2005           13,820.61            13,648.29             13,649.06
 3/31/2005           13,749.63            13,598.80             13,566.48
 4/30/2005           13,935.71            13,788.41             13,746.71
 5/31/2005           14,086.48            13,921.06             13,904.52
 6/30/2005           14,163.29            13,985.90             13,985.06
 7/31/2005           14,034.36            13,870.34             13,857.84
 8/31/2005           14,214.27            14,067.69             14,044.85
 9/30/2005           14,067.85            13,941.00             13,878.20
10/31/2005           13,956.52            13,838.96             13,749.91
11/30/2005           14,018.24            13,891.09             13,819.48
12/31/2005           14,151.52            14,018.06             13,953.51
 1/31/2006           14,152.32            14,012.31             13,945.86
 2/28/2006           14,199.30            14,063.18             13,997.47
 3/31/2006           14,059.96            13,935.81             13,838.83
 4/30/2006           14,034.47            13,873.23             13,783.30
 5/31/2006           14,019.50            13,873.07             13,777.00
 6/30/2006           14,049.22            13,901.55             13,786.56
 7/31/2006           14,239.19            14,078.16             13,968.77
 8/31/2006           14,457.17            14,289.71             14,191.30
 9/30/2006           14,584.16            14,421.29             14,316.37
10/31/2006           14,680.63            14,526.33             14,419.24
11/30/2006           14,850.95            14,680.70             14,593.77
12/31/2006           14,764.76            14,601.62             14,497.20
 1/31/2007           14,758.70            14,605.45             14,490.51
 2/28/2007           14,986.28            14,841.64             14,734.41
 3/31/2007           14,986.74            14,827.01             14,703.73
 4/30/2007           15,067.55            14,874.77             14,781.06
 5/31/2007           14,953.36            14,740.10             14,665.45
 6/30/2007           14,909.13            14,681.15             14,597.65
 7/31/2007           15,033.49            14,794.84             14,677.28
 8/31/2007           15,217.75            14,957.48             14,789.81
 9/30/2007           15,333.19            15,053.61             14,908.83
10/31/2007           15,470.93            15,169.71             15,020.08
11/30/2007           15,749.14            15,368.53             15,194.12
12/31/2007           15,793.38            15,335.98             15,157.07
 1/31/2008           16,058.68            15,590.84             15,350.21
 2/29/2008           16,080.97            15,577.56             15,308.17
 3/31/2008           16,135.84            15,593.23             15,232.84
 4/30/2008           16,102.12            15,614.18             15,289.14
 5/31/2008           15,984.04            15,574.16             15,187.98
 6/30/2008           15,971.12            15,515.96             15,134.77
 7/31/2008           15,958.09            15,441.96             15,016.27
 8/31/2008           16,109.55            15,549.80             15,058.64
 9/30/2008           15,893.17            15,109.79             14,553.15
10/31/2008           15,518.02            14,277.82             13,786.14
11/30/2008           16,023.13            14,272.75             13,929.93
12/31/2008           16,620.94            14,562.96             14,445.32
 1/31/2009           16,474.29            14,554.47             14,405.61
 2/28/2009           16,412.11            14,532.35             14,235.09
 3/31/2009           16,640.26            14,758.05             14,404.41
 4/30/2009           16,719.81            15,099.16             14,691.54
 5/31/2009           16,841.09            15,693.55             15,085.87
 6/30/2009           16,936.88            15,981.93             15,350.28
 7/31/2009           17,210.06            16,426.74             15,813.14
 8/31/2009           17,388.26            16,820.30             16,004.95
 9/30/2009           17,570.92            17,132.16             16,400.11
10/31/2009           17,657.68            17,287.76             16,533.09
11/30/2009           17,886.28            17,519.18             16,728.52
12/31/2009           17,606.70            17,437.71             16,572.55
 1/31/2010           17,875.65            17,762.01             16,845.00
 2/28/2010           17,942.41            17,839.65             16,893.73
 3/31/2010           17,920.35            17,898.62             16,957.46
 4/30/2010           18,106.89            18,135.66             17,203.89
 5/31/2010           18,259.26            18,140.25             17,204.86
 6/30/2010           18,545.59            18,349.65             17,489.61
 7/31/2010           18,743.45            18,562.94             17,715.24

                                   [END CHART]

                          Data from 7/31/00 to 7/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly into an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------

                                           7/31/10                    7/31/09
--------------------------------------------------------------------------------
Net Assets                             $190.7 Million              $59.7 Million
Net Asset Value Per Share                  $12.78                     $11.86


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/10
--------------------------------------------------------------------------------
1 YEAR                                                   SINCE INCEPTION 8/01/08
13.27%                                                             9.85%

--------------------------------------------------------------------------------
                        TOTAL ANNUAL OPERATING EXPENSES**
--------------------------------------------------------------------------------
                                      0.38%

*The USAA Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.40% OF THE FUND'S INSTITUTIONAL SHARES AVERAGE DAILY NET ASSETS. IF THE FUND INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.40%, THE FUND INSTITUTIONAL SHARES' WILL OPERATE AT THE LOWER EXPENSE RATIO. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2010.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA INCOME FUND        LIPPER A RATED BOND     BARCLAYS CAPITAL U.S.
                       INSTITUTIONAL SHARES          FUNDS INDEX         AGGREGATE BOND INDEX
07/31/08                    $10,000.00               $10,000.00              $10,000.00
08/31/08                     10,055.01                10,028.22               10,094.91
09/30/08                      9,773.05                 9,691.59                9,959.32
10/31/08                      9,237.79                 9,180.80                9,724.23
11/30/08                      9,236.65                 9,276.55               10,040.76
12/31/08                      9,427.63                 9,619.78               10,415.37
01/31/09                      9,415.64                 9,593.33               10,323.47
02/28/09                      9,411.92                 9,479.78               10,284.50
03/31/09                      9,560.51                 9,592.54               10,427.47
04/30/09                      9,783.97                 9,783.75               10,477.33
05/31/09                     10,171.39                10,046.35               10,553.32
06/30/09                     10,360.57                10,222.43               10,613.35
07/31/09                     10,652.16                10,530.67               10,784.54
08/31/09                     10,900.47                10,658.41               10,896.20
09/30/09                     11,105.20                10,921.56               11,010.66
10/31/09                     11,217.48                11,010.12               11,065.03
11/30/09                     11,370.44                11,140.26               11,208.28
12/31/09                     11,309.79                11,036.39               11,033.08
01/31/10                     11,531.30                11,217.83               11,201.62
02/28/10                     11,574.58                11,250.28               11,243.45
03/31/10                     11,624.81                11,292.72               11,229.63
04/30/10                     11,781.04                11,456.84               11,346.52
05/31/10                     11,786.08                11,457.48               11,442.00
06/30/10                     11,915.28                11,647.11               11,621.43
07/31/10                     12,065.96                11,797.36               11,745.42

                                   [END CHART]

                         *Data from 7/31/08 to 7/31/10.

                     See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                    o PORTFOLIO RATINGS MIX -- 7/31/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        40.3%
AA                                                                         10.4%
A                                                                          17.2%
BBB                                                                        26.9%
BELOW INVESTMENT-GRADE                                                      1.6%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         3.4%
UNRATED                                                                      .2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. Government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 21-39.

================================================================================

16  | USAA INCOME FUND

================================================================================

                         TOP 10 SECURITIES* -- 7/31/2010

--------------------------------------------------------------------------------

                                                COUPON RATE %    % OF NET ASSETS
                                                --------------------------------
U.S. Treasury Notes                                3.63%                3.2%
U.S. Treasury Notes                                3.50%                2.8%
U.S. Treasury Inflation-Indexed Notes              2.38%                2.1%
U.S. Treasury Inflation-Indexed Notes              1.75%                1.3%
Household Finance Corp.                            6.38%                1.0%
U.S. Treasury Notes                                3.38%                0.9%
Region of Lombardy                                 5.80%                0.9%
Landesbank Baden-Wurttemberg                       6.35%                0.7%
New Jersey Turnpike Auth.                          4.25%                0.7%
Fannie Mae (+)                                     5.50%                0.7%

* Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o PORTFOLIO MIX* -- 7/31/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

ASSET-BACKED SECURITIES                                                     4.8%
CORPORATE OBLIGATIONS                                                      35.3%
COMMERCIAL MORTGAGE SECURITIES                                             12.8%
EURODOLLAR AND YANKEE OBLIGATIONS                                          15.3%
MONEY MARKET INSTRUMENTS                                                    3.3%
MUNICIPAL BONDS                                                             3.1%
PREFERRED SECURITIES                                                        4.1%
U.S. GOVERNMENT AGENCY ISSUES                                              10.4%
U.S. TREASURY SECURITIES                                                   10.3%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentage are of net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA INCOME FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

0.34% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2010, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $100,441,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  19

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 20, 2010

================================================================================

20  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2010

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (35.3%)

               CONSUMER DISCRETIONARY (2.2%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$   3,975      Jostens IH Corp.                                                   7.63%    10/01/2012   $    4,000
                                                                                                        ----------
               AUTOMOBILE MANUFACTURERS (0.4%)
   10,000      Toyota Motor Credit Corp.                                           4.85     2/27/2015       10,021
                                                                                                        ----------
               BROADCASTING (0.4%)
   10,000      NBC Universal, Inc.(a)                                              5.15     4/30/2020       10,649
                                                                                                        ----------
               CABLE & SATELLITE (0.4%)
   10,000      Time Warner Cable, Inc.                                             6.75     7/01/2018       11,699
                                                                                                        ----------
               CASINOS & GAMING (0.1%)
    3,000      International Game Technology                                       7.50     6/15/2019        3,512
                                                                                                        ----------
               DEPARTMENT STORES (0.2%)
    5,000      Macy's Retail Holdings, Inc.                                        5.35     3/15/2012        5,188
                                                                                                        ----------
               SPECIALIZED CONSUMER SERVICES (0.2%)
    5,000      Hillenbrand, Inc.                                                   5.50     7/15/2020        5,101
                                                                                                        ----------
               SPECIALTY STORES (0.4%)
    5,000      Staples, Inc.                                                       7.75     4/01/2011        5,209
    5,000      Staples, Inc.                                                       9.75     1/15/2014        6,164
                                                                                                        ----------
                                                                                                            11,373
                                                                                                        ----------
               Total Consumer Discretionary                                                                 61,543
                                                                                                        ----------
               CONSUMER STAPLES (2.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
    4,000      Bunge Ltd. Finance Co.                                              8.50     6/15/2019        4,843
                                                                                                        ----------
               DRUG RETAIL (0.5%)
    9,124      CVS Caremark Corp.                                                  6.04    12/10/2028        9,490
    4,961      CVS Pass-Through Trust(a)                                           7.51     1/10/2032        5,733
                                                                                                        ----------
                                                                                                            15,223
                                                                                                        ----------
               FOOD RETAIL (0.2%)
    5,000      Kroger Co.                                                          5.50     2/01/2013        5,460
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS (0.6%)
$  17,000      Clorox Co.(b)                                                      6.13%     2/01/2011   $   17,447
                                                                                                        ----------
               HYPERMARKETS & SUPER CENTERS (0.2%)
    5,000      Costco Wholesale Corp.                                             5.30      3/15/2012        5,351
                                                                                                        ----------
               PACKAGED FOODS & MEAT (0.5%)
   15,000      Kellogg Co.(b)                                                     6.60      4/01/2011       15,585
                                                                                                        ----------
               SOFT DRINKS (0.5%)
    2,000      PepsiAmericas, Inc.                                                4.50      3/15/2013        2,158
    5,000      PepsiCo, Inc.                                                      0.56(c)   7/15/2011        5,005
    5,000      PepsiCo, Inc.                                                      7.90     11/01/2018        6,549
                                                                                                        ----------
                                                                                                            13,712
                                                                                                        ----------
               Total Consumer Staples                                                                       77,621
                                                                                                        ----------
               ENERGY (5.0%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
    5,000      Hess Corp.                                                         8.13      2/15/2019        6,443
                                                                                                        ----------
               OIL & GAS DRILLING (0.5%)
    3,000      Nabors Industries, Inc.                                            9.25      1/15/2019        3,821
    5,000      Rowan Companies, Inc.                                              7.88      8/01/2019        5,587
    5,000      Transocean, Inc.                                                   5.25      3/15/2013        4,921
                                                                                                        ----------
                                                                                                            14,329
                                                                                                        ----------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
    5,000      Baker Hughes, Inc.                                                 7.50     11/15/2018        6,249
    5,000      Smith International, Inc.                                          8.63      3/15/2014        5,980
    5,000      Weatherford International Ltd.                                     9.63      3/01/2019        6,341
                                                                                                        ----------
                                                                                                            18,570
                                                                                                        ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    5,000      Anadarko Petroleum Corp.                                           6.13      3/15/2012        5,036
    5,000      Anadarko Petroleum Corp.                                           5.95      9/15/2016        4,830
    5,000      Noble Energy, Inc.                                                 8.25      3/01/2019        6,247
                                                                                                        ----------
                                                                                                            16,113
                                                                                                        ----------
               OIL & GAS REFINING & MARKETING (0.6%)
    5,000      Plains All American Pipeline, LP                                   6.50      5/01/2018        5,672
    3,000      Plains All American Pipeline, LP                                   8.75      5/01/2019        3,744
    5,000      Valero Energy Corp.                                                9.38      3/15/2019        6,361
                                                                                                        ----------
                                                                                                            15,777
                                                                                                        ----------
               OIL & GAS STORAGE & TRANSPORTATION (2.4%)
    5,000      DCP Midstream, LLC(a)                                              9.70     12/01/2013        6,008
    3,300      El Paso Corp.                                                      7.80      8/01/2031        3,324

================================================================================

22  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   3,000      El Paso Corp.                                                      7.75%     1/15/2032   $    3,022
    5,000      Enbridge Energy Partners, LP                                       5.35     12/15/2014        5,494
    4,000      Enbridge Energy Partners, LP                                       8.05     10/01/2037        3,946
    3,000      Energy Transfer Partners, LP                                       9.00      4/15/2019        3,681
   10,000      Enterprise Products Operating, LLC                                 6.30      9/15/2017       11,466
    5,000      Enterprise Products Operating, LLC                                 5.20      9/01/2020        5,367
    5,000      NGPL PipeCo, LLC(a)                                                7.12     12/15/2017        5,273
    5,000      Nustar Logistics, LP                                               7.65      4/15/2018        5,802
    5,000      Oneok Partners, LP                                                 8.63      3/01/2019        6,420
    5,000      Sunoco Logistics Partners Operations, LP                           8.75      2/15/2014        5,844
    3,000      Transcontinental Gas Pipeline Corp.                                8.88      7/15/2012        3,406
                                                                                                        ----------
                                                                                                            69,053
                                                                                                        ----------
               Total Energy                                                                                140,285
                                                                                                        ----------
               FINANCIALS (11.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    5,000      State Street Capital Trust III                                     8.25             -(d)      5,078
                                                                                                        ----------
               CONSUMER FINANCE (1.5%)
   10,000      American Honda Finance Corp.(a)                                    7.63     10/01/2018       12,154
    3,000      ERAC USA Finance Co.(a)                                            6.38     10/15/2017        3,404
   25,200      Household Finance Corp.(b)                                         6.38     10/15/2011       26,543
                                                                                                        ----------
                                                                                                            42,101
                                                                                                        ----------
               DIVERSIFIED BANKS (0.7%)
   10,000      Societe Generale NY                                                0.69(c)   2/03/2012       10,001
    5,000      Wells Fargo Capital XIII                                           7.70              -(d)     5,150
    5,000      Wells Fargo Capital XV                                             9.75              -(d)     5,457
                                                                                                        ----------
                                                                                                            20,608
                                                                                                        ----------
               LIFE & HEALTH INSURANCE (0.9%)
    5,000      Great-West Life & Annuity Insurance Co.(a)                         7.15      5/16/2046        4,637
    5,000      MetLife Global Funding I(a)                                        0.93(c)   7/13/2011        4,995
    5,000      MetLife Global Funding I(a)                                        1.03(c)   4/10/2012        4,998
   10,000      New York Life Global Funding                                       0.66(c)   6/16/2011       10,006
                                                                                                        ----------
                                                                                                            24,636
                                                                                                        ----------
               MULTI-LINE INSURANCE (0.4%)
    5,000      AIG Sunamerica Global Financing(a)                                 6.30      5/10/2011        5,125
    5,000      HCC Insurance Holdings, Inc.                                       6.30     11/15/2019        5,218
                                                                                                        ----------
                                                                                                            10,343
                                                                                                        ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    6,000      Bank of America Corp.                                              8.00              -(d)     6,047
   10,000      Bank One Corp.                                                     7.88      8/01/2010       10,000
    5,000      Countrywide Financial Corp.                                        5.80      6/07/2012        5,309

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   3,000      JPMorgan Chase & Co.                                               7.90%             -(d)$    3,144
    4,000      Ohio National Financial Services, Inc.(a)                          6.38      4/30/2020        4,228
                                                                                                        ----------
                                                                                                            28,728
                                                                                                        ----------
               PROPERTY & CASUALTY INSURANCE (1.7%)
    1,000      Assured Guaranty U.S. Holdings, Inc.                               6.40     12/15/2066          686
   15,000      Berkshire Hathaway Finance Corp.                                   4.85      1/15/2015       16,723
   10,000      Berkshire Hathaway, Inc.                                           0.55(c)   2/10/2012       10,025
   10,000      Ironshore Holdings, Inc.(a)                                        8.50      5/15/2020       10,076
    5,000      Progressive Corp.                                                  6.70      6/15/2037        4,801
    5,000      Travelers Companies, Inc.                                          6.25      3/15/2037        4,745
                                                                                                        ----------
                                                                                                            47,056
                                                                                                        ----------
               REGIONAL BANKS (0.5%)
    5,000      Chittenden Corp.                                                   5.80      2/14/2017        5,000
    8,000      Hudson United Bank                                                 7.00      5/15/2012        8,512
                                                                                                        ----------
                                                                                                            13,512
                                                                                                        ----------
               REITs - DIVERSIFIED (0.2%)
    5,000      Liberty Property, LP                                               6.63     10/01/2017        5,427
                                                                                                        ----------
               REITs - INDUSTRIAL (0.3%)
    5,000      AMB Property, LP                                                   6.30      6/01/2013        5,428
    5,000      ProLogis                                                           7.38     10/30/2019        4,916
                                                                                                        ----------
                                                                                                            10,344
                                                                                                        ----------
               REITs - OFFICE (0.7%)
    5,000      BioMed Realty, LP(a)                                               6.13      4/15/2020        5,231
   10,000      Boston Properties, Inc.                                            5.88     10/15/2019       10,928
    1,681      Mack-Cali Realty, LP                                               5.80      1/15/2016        1,787
    3,000      Mack-Cali Realty, LP                                               7.75      8/15/2019        3,542
                                                                                                        ----------
                                                                                                            21,488
                                                                                                        ----------
               REITs - RESIDENTIAL (0.2%)
    4,860      AvalonBay Communities, Inc.                                        5.50      1/15/2012        5,086
                                                                                                        ----------
               REITs - RETAIL (1.9%)
    2,500      Developers Diversified Realty Corp.                                7.50      7/15/2018        2,435
   10,000      Equity One, Inc.                                                   6.25     12/15/2014       10,646
    3,000      Federal Realty Investment Trust                                    5.90      4/01/2020        3,185
    5,000      National Retail Properties, Inc.                                   6.88     10/15/2017        5,522
   15,000      Pan Pacific Retail Properties, Inc.                                7.95      4/15/2011       15,316
    2,000      Regency Centers LP                                                 6.00      6/15/2020        2,075
    3,000      Regency Centers, LP                                                8.45      9/01/2010        3,013
    6,185      Regency Centers, LP                                                7.95      1/15/2011        6,341
    5,000      Weingarten Realty Investors                                        4.86      1/15/2014        5,157
                                                                                                        ----------
                                                                                                            53,690
                                                                                                        ----------

================================================================================

24  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               REITs - SPECIALIZED (0.8%)
$   4,000      Entertainment Properties Trust(a)                                  7.75%     7/15/2020   $    3,935
   10,000      Health Care REIT, Inc.                                             6.13      4/15/2020       10,595
    5,000      Nationwide Health Properties, Inc.                                 6.25      2/01/2013        5,383
    2,000      Ventas Realty, LP                                                  6.75      4/01/2017        2,063
                                                                                                        ----------
                                                                                                            21,976
                                                                                                        ----------
               Total Financials                                                                            310,073
                                                                                                        ----------
               HEALTH CARE (1.2%)
               ------------------
               BIOTECHNOLOGY (0.4%)
   10,000      Genentech, Inc.                                                    4.75      7/15/2015       11,182
                                                                                                        ----------
               HEALTH CARE EQUIPMENT (0.1%)
    4,000      Hospira, Inc.                                                      6.40      5/15/2015        4,577
                                                                                                        ----------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500      Thermo Fisher Scientific, Inc.                                     5.00      6/01/2015        2,798
                                                                                                        ----------
               MANAGED HEALTH CARE (0.2%)
    5,000      Highmark, Inc.(a)                                                  6.80      8/15/2013        5,445
                                                                                                        ----------
               PHARMACEUTICALS (0.4%)
    5,000      Mylan, Inc.(a)                                                     7.88      7/15/2020        5,375
    5,000      Roche Holdings, Inc.(a)                                            6.00      3/01/2019        5,909
                                                                                                        ----------
                                                                                                            11,284
                                                                                                        ----------
               Total Health Care                                                                            35,286
                                                                                                        ----------
               INDUSTRIALS (3.1%)
               ------------------
               AIRLINES (0.3%)
    2,466      American Airlines Pass-Through Trust                              10.38      7/02/2019        2,761
    4,798      Continental Airlines, Inc. Pass-Through Trust                      9.00      7/08/2016        5,446
                                                                                                        ----------
                                                                                                             8,207
                                                                                                        ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   10,000      Caterpillar Financial Services Corp.                               0.79(c)  12/16/2011       10,017
   10,000      John Deere Capital Corp.                                           5.10      1/15/2013       10,902
    5,000      Paccar, Inc.                                                       6.88      2/15/2014        5,836
                                                                                                        ----------
                                                                                                            26,755
                                                                                                        ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   10,000      Waste Management, Inc.                                             7.38      8/01/2010       10,000
                                                                                                        ----------
               INDUSTRIAL MACHINERY (0.6%)
   10,000      Danaher Corp.                                                      5.63      1/15/2018       11,549
    1,500      Ingersoll Rand Co.                                                 9.00      8/15/2021        1,991

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   3,000      Ingersoll-Rand GL Holding Co.                                      9.50%     4/15/2014   $    3,709
                                                                                                        ----------
                                                                                                            17,249
                                                                                                        ----------
               RAILROADS (0.9%)
    2,058      CSX Transportation, Inc.                                           9.75      6/15/2020        2,864
    2,842      Norfolk Southern Railway Co.                                       9.75      6/15/2020        3,975
   10,000      TTX Co.(a)                                                         5.40      2/15/2016       11,136
    5,000      Union Pacific Corp.                                                7.88      1/15/2019        6,447
                                                                                                        ----------
                                                                                                            24,422
                                                                                                        ----------
               Total Industrials                                                                            86,633
                                                                                                        ----------
               INFORMATION TECHNOLOGY (0.6%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.2%)
    5,000      Harris Corp.                                                       5.95     12/01/2017        5,605
                                                                                                        ----------
               IT CONSULTING & OTHER SERVICES (0.4%)
    5,000      IBM Corp.                                                          0.38(c)  11/04/2011        5,007
    5,000      IBM Corp.                                                          7.63     10/15/2018        6,514
                                                                                                        ----------
                                                                                                            11,521
                                                                                                        ----------
               Total Information Technology                                                                 17,126
                                                                                                        ----------
               MATERIALS (1.9%)
               ----------------
               DIVERSIFIED CHEMICALS (0.4%)
    5,000      Chevron Phillips Chemical Co., LP(a)                               7.00      6/15/2014        5,788
    5,000      Dow Chemical Co.                                                   7.60      5/15/2014        5,842
                                                                                                        ----------
                                                                                                            11,630
                                                                                                        ----------
               METAL & GLASS CONTAINERS (0.2%)
    5,000      Crown Americas, LLC                                                7.75     11/15/2015        5,275
                                                                                                        ----------
               PAPER PRODUCTS (0.4%)
   10,000      International Paper Co.                                            7.40      6/15/2014       11,619
                                                                                                        ----------
               SPECIALTY CHEMICALS (0.7%)
    5,000      Cytec Industries, Inc.                                             8.95      7/01/2017        6,154
    5,000      Lubrizol Corp.                                                     8.88      2/01/2019        6,353
    5,000      RPM International, Inc.                                            6.13     10/15/2019        5,378
                                                                                                        ----------
                                                                                                            17,885
                                                                                                        ----------

               STEEL (0.2%)
    5,000      Allegheny Technologies, Inc.                                       9.38      6/01/2019        5,922
                                                                                                        ----------
               Total Materials                                                                              52,331
                                                                                                        ----------
               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000      Qwest Communications International, Inc.(a)                        7.13      4/01/2018        5,200
                                                                                                        ----------

================================================================================

26  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
$    3,000     AT&T Wireless Services, Inc.                                       7.88%     3/01/2011   $    3,124
     5,000     Verizon Wireless Capital, LLC                                      8.50     11/15/2018        6,621
                                                                                                        ----------
                                                                                                             9,745
                                                                                                        ----------
               Total Telecommunication Services                                                             14,945
                                                                                                        ----------
               UTILITIES (7.1%)
               ----------------
               ELECTRIC UTILITIES (3.9%)
     5,000     Cleveland Electric Illuminating Co.                                8.88     11/15/2018        6,465
     1,320     FPL Energy American Wind(a)                                        6.64      6/20/2023        1,414
     5,000     FPL Group Capital, Inc.                                            0.77(c)  11/09/2012        5,026
     5,000     FPL Group Capital, Inc.                                            7.30      9/01/2067        5,063
     5,000     Gulf Power Co.                                                     4.90     10/01/2014        5,446
     5,000     Illinois Power Co.                                                 9.75     11/15/2018        6,581
     5,000     Nevada Power Co.                                                   7.13      3/15/2019        6,095
    10,000     Northern States Power Co.                                          8.00      8/28/2012       11,437
     5,000     Oglethorpe Power Corp.                                             6.10      3/15/2019        5,845
     5,000     Otter Tail Corp.                                                   9.00     12/15/2016        5,237
     5,000     PPL Energy Supply, LLC                                             6.20      5/15/2016        5,639
     8,690     Southern Co.                                                       0.92(c)  10/21/2011        8,724
     6,896     Tristate General & Transport Association(a)                        6.04      1/31/2018        7,535
     9,000     Union Electric Co.                                                 6.70      2/01/2019       10,677
     8,667     UtiliCorp Canada Finance Corp.                                     7.75      6/15/2011        9,042
    10,000     West Penn Power Co.                                                6.63      4/15/2012       10,776
                                                                                                        ----------
                                                                                                           111,002
                                                                                                        ----------
               GAS UTILITIES (1.8%)
     8,000     AGL Capital Corp.                                                  6.38      7/15/2016        8,942
     4,000     Atmos Energy Corp.                                                 8.50      3/15/2019        5,138
     4,000     EQT Corp.                                                          8.13      6/01/2019        4,841
    10,000     Florida Gas Transmission Co.(a)                                    5.45      7/15/2020       10,602
     8,000     Gulfstream Natural Gas Systems, LLC(a)                             5.56     11/01/2015        8,895
     5,000     Questar Pipeline Co.                                               5.83      2/01/2018        5,606
     5,000     Southern Star Central Gas Pipeline, Inc.(a)                        6.00      6/01/2016        5,162
                                                                                                        ----------
                                                                                                            49,186
                                                                                                        ----------
               MULTI-UTILITIES (1.2%)
     5,000     Black Hills Corp.                                                  9.00      5/15/2014        5,903
     5,000     Black Hills Corp.                                                  5.88      7/15/2020        5,149
     5,000     CenterPoint Energy Houston Electric, LLC                           7.00      3/01/2014        5,845
     5,000     NiSource, Inc.                                                    10.75      3/15/2016        6,517
     5,000     Northwestern Corp.                                                 6.34      4/01/2019        5,679
     5,000     South Carolina Electric & Gas Co.                                  5.30      5/15/2033        5,201
                                                                                                        ----------
                                                                                                            34,294
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               WATER UTILITIES (0.2%)
$   5,475      American Water Capital Corp.                                       6.09%    10/15/2017   $    6,023
                                                                                                        ----------
               Total Utilities                                                                             200,505
                                                                                                        ----------
               Total Corporate Obligations (cost: $901,378)                                                996,348
                                                                                                        ----------
               EURODOLLAR AND YANKEE OBLIGATIONS (15.3%)

               ENERGY (1.8%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
    4,000      Husky Energy, Inc.                                                 7.25     12/15/2019        4,911
                                                                                                        ----------
               OIL & GAS DRILLING (0.4%)
    1,774      Delek & Avner-Yam Tethys Ltd.(a)                                   1.44(c)   8/01/2013        1,777
   10,000      Noble Holding International Ltd.                                   4.90      8/01/2020       10,473
                                                                                                        ----------
                                                                                                            12,250
                                                                                                        ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    5,000      Canadian Natural Resources Ltd.                                    5.70      5/15/2017        5,723
    3,500      Talisman Energy, Inc.                                              7.75      6/01/2019        4,378
   10,000      Woodside Finance Ltd.(a)                                           8.75      3/01/2019       12,523
                                                                                                        ----------
                                                                                                            22,624
                                                                                                        ----------
               OIL & GAS REFINING & MARKETING (0.4%)
    5,000      GS Caltex Corp.                                                    7.25      7/02/2013        5,547
    5,000      GS Caltex Corp.(a)                                                 5.50     10/15/2015        5,287
                                                                                                        ----------
                                                                                                            10,834
                                                                                                        ----------
               Total Energy                                                                                 50,619
                                                                                                        ----------
               FINANCIALS (6.1%)
               -----------------
               DIVERSIFIED BANKS (4.5%)
    6,000      Banco Santander(a)                                                 5.38     12/09/2014        6,423
   10,000      Bank of Montreal(a)                                                2.85      6/09/2015       10,333
    5,180      Barclays Bank plc(a)                                               7.38              -(d)     4,973
    5,000      Barclays Bank plc(a)                                               6.05     12/04/2017        5,235
   10,000      BBVA US Senior SA Unipersonal(a)                                   0.66(c)   5/24/2011        9,936
    5,000      BNP Paribas(a)                                                     7.20              -(d)     4,775
    5,000      Canadian Imperial Bank(a)                                          2.00      2/04/2013        5,097
    5,000      Canadian Imperial Bank Corp.(a)                                    7.26      4/10/2032        5,636
   10,000      Commonwealth Bank Australia(a)                                     0.64(c)  11/04/2011       10,001
   20,000      Landesbank Baden-Wurttemberg                                       6.35      4/01/2012       21,548
   10,000      LBG Capital No.1 plc                                               8.00              -(d)     8,500
    5,000      Mizuho Capital Investment 1 Ltd.(a)                                6.69              -(d)     4,713
   15,000      Nordea Bank AB(a)                                                  5.25     11/30/2012       16,143

================================================================================

28  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   5,000      Standard Chartered Bank(a)                                         6.40%     9/26/2017   $    5,580
   10,000      Westpac Banking Corp.(a)                                           0.82(c)  10/21/2011        9,994
                                                                                                        ----------
                                                                                                           128,887
                                                                                                        ----------
               INVESTMENT BANKING & BROKERAGE (0.2%)
    5,000      Credit Suisse Group, AG                                            5.50      5/01/2014        5,509
                                                                                                        ----------
               MULTI-LINE INSURANCE (0.6%)
    3,000      Oil Insurance Ltd.(a)                                              7.56              -(d)     2,597
   15,000      ZFS Finance USA Trust II(a)                                        6.45     12/15/2065       13,800
                                                                                                        ----------
                                                                                                            16,397
                                                                                                        ----------
               PROPERTY & CASUALTY INSURANCE (0.3%)
    5,000      Catlin Insurance Co. Ltd.(a)                                       7.25              -(d)     4,050
    5,000      XL Capital Ltd.                                                    6.50              -(d)     3,850
                                                                                                        ----------
                                                                                                             7,900
                                                                                                        ----------
               REGIONAL BANKS (0.1%)
    5,000      Glitnir Banki hf, acquired 9/20/2007;
                 cost $4,989(a),(e),(f)                                           6.38      9/25/2012        1,413
    5,000      Kaupthing Bank hf, acquired 6/22/2006;
                 cost $4,942(a),(e),(f),(g)                                       7.13      5/19/2016           --
                                                                                                        ----------
                                                                                                             1,413
                                                                                                        ----------
               REITs - RETAIL (0.4%)
   10,000      Westfield Capital Corp.(a)                                         5.13     11/15/2014       10,672
                                                                                                        ----------
               Total Financials                                                                            170,778
                                                                                                        ----------
               GOVERNMENT (3.7%)
               -----------------
               FOREIGN GOVERNMENT (3.7%)
   10,000      Arbejdernes Landsbank (NBGA)(a)                                    1.08(c)   7/09/2013        9,981
   10,000      Danske Bank A/S (NBGA)                                             0.83(c)   5/24/2012        9,978
   10,000      Dexia Credit Local (NBGA)                                          1.19(c)   9/23/2011       10,018
    7,000      Finance For Danish Industry A/S (NBGA)(a)                          0.70(c)   8/17/2012        7,054
   10,000      Lloyds TSB Bank plc (NBGA)                                         0.74(c)   6/17/2011        9,988
   25,000      Region of Lombardy(b)                                              5.80     10/25/2032       24,849
   10,000      Republic of Poland                                                 5.25      1/15/2014       10,813
   10,000      Royal Bank of Scotland Group plc (NBGA)(a)                         0.52(c)   3/30/2012        9,939
   10,000      Vestjysk Bank A/S (NBGA)(a)                                        1.09(c)   6/17/2013        9,995
                                                                                                        ----------
               Total Government                                                                            102,615
                                                                                                        ----------
               INDUSTRIALS (1.1%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
   10,000      BAE Systems Holdings, Inc.(a)                                      4.75      8/15/2010       10,011
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (0.8%)
$  10,000      CRH America, Inc.                                                  6.00%     9/30/2016   $   11,123
   10,000      Holcim US Finance                                                  6.00     12/30/2019       10,874
                                                                                                        ----------
                                                                                                            21,997
                                                                                                        ----------
               Total Industrials                                                                            32,008
                                                                                                        ----------
               MATERIALS (2.0%)
               ----------------
               DIVERSIFIED METALS & MINING (0.6%)
    5,000      Glencore Funding, LLC(a)                                           6.00      4/15/2014        5,055
    3,000      Noranda, Inc.                                                      6.00     10/15/2015        3,305
    5,000      Rio Tinto Finance (USA) Ltd.                                       9.00      5/01/2019        6,705
    2,034      Xstrata Canada Corp.                                               5.38      6/01/2015        2,163
                                                                                                        ----------
                                                                                                            17,228
                                                                                                        ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
   10,000      Agrium, Inc.                                                       8.25      2/15/2011       10,392
    8,000      Yara International ASA(a)                                          5.25     12/15/2014        8,655
    2,000      Yara International ASA(a)                                          7.88      6/11/2019        2,410
                                                                                                        ----------
                                                                                                            21,457
                                                                                                        ----------
               GOLD (0.4%)
   10,000      Barrick NA Finance, LLC                                            6.80      9/15/2018       12,106
                                                                                                        ----------
               STEEL (0.2%)
    5,000      ArcelorMittal                                                      9.00      2/15/2015        6,026
                                                                                                        ----------
               Total Materials                                                                              56,817
                                                                                                        ----------
               UTILITIES (0.6%)
               ----------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   10,200      Transalta Corp.                                                    6.65      5/15/2018       11,552
                                                                                                        ----------
               MULTI-UTILITIES (0.2%)
    5,000      Veolia Environnement                                               6.00      6/01/2018        5,625
                                                                                                        ----------
               Total Utilities                                                                              17,177
                                                                                                        ----------
               Total Eurodollar and Yankee Obligations (cost: $417,436)                                    430,014
                                                                                                        ----------
               ASSET-BACKED SECURITIES (4.8%)

               FINANCIALS (4.8%)
               -----------------
               ASSET-BACKED FINANCING (4.8%)
    6,000      AESOP Funding II, LLC                                              5.68      2/20/2013        6,427
   10,000      AESOP Funding II, LLC(a)                                           9.31     10/20/2013       11,143
    4,000      AmeriCredit Automobile Receivables Trust                           3.72     11/17/2014        4,088
    4,000      Banc of America Securities Auto Trust                              5.51      2/19/2013        4,010
    2,500      Bank of America Securities Auto Trust(a)                           2.13      9/15/2013        2,538

================================================================================

30  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   5,000      Bank One Issuance Trust                                            1.14%(c)  2/15/2017   $    4,892
    3,187      Capital One Auto Finance Trust                                     0.37(c)   5/15/2013        3,167
    5,000      Capital One Multi-Asset Execution Trust                            6.00      8/15/2013        5,043
    4,703      Centre Point Funding, LLC(a)                                       5.43      7/20/2015        4,926
    5,000      Chase Issuance Trust                                               5.12     10/15/2014        5,452
    3,151      CIT Equipment Collateral                                           2.20      6/15/2011        3,155
    5,000      CIT Equipment Collateral                                           3.07      8/15/2016        5,058
    3,000      Citibank Credit Card Issuance Trust                                5.70      5/15/2013        3,084
    5,000      Citibank Credit Card Issuance Trust                                5.10     11/20/2017        5,683
    2,000      Citibank Credit Card Issuance Trust                                5.35      2/07/2020        2,318
    4,644      CPS Auto Receivables Trust (INS)                                   6.48      7/15/2013        4,785
    5,000      Credit Acceptance Auto Loan Trust(a)                               5.68      5/15/2017        5,080
    3,000      Ford Credit Auto Owner Trust                                       2.09(c)   4/15/2013        3,058
    3,333      Hertz Vehicle Financing, LLC(a)                                    5.08     11/25/2011        3,357
   10,000      Hertz Vehicle Financing, LLC(a)                                    5.93      3/25/2016       10,281
    5,000      Huntington Auto Trust(a)                                           5.64      2/15/2013        5,121
    5,844      Prestige Auto Receivables Trust "A"(a)                             5.67      4/15/2017        5,845
   10,000      Rental Car Finance Corp.(a)                                        0.47      7/25/2013        9,347
    4,459      SLM Student Loan Trust                                             1.05(c)  10/25/2038        3,878
    5,250      SLM Student Loan Trust                                             0.73(c)   1/25/2041        4,236
    5,000      Volkswagen Auto Loan Enhanced Trust                                6.24      7/20/2015        5,557
    5,000      Volvo Financial Equipment LLC(a)                                   2.99      5/15/2017        5,062
                                                                                                        ----------
               Total Financials                                                                            136,591
                                                                                                        ----------
               Total Asset-Backed Securities (cost: $125,896)                                              136,591
                                                                                                        ----------
               COMMERCIAL MORTGAGE SECURITIES (12.8%)

               FINANCIALS (12.8%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (12.8%)
    8,343      Banc of America Commercial Mortgage, Inc.                          5.79      5/11/2035        8,585
    2,800      Banc of America Commercial Mortgage, Inc.                          6.33      5/11/2035        2,850
   10,000      Banc of America Commercial Mortgage, Inc.                          4.65      9/11/2036       10,362
    5,125      Banc of America Commercial Mortgage, Inc.                          5.34     11/10/2042        4,364
    3,194      Banc of America Commercial Mortgage, Inc.                          4.16     12/10/2042        3,198
   10,000      Banc of America Commercial Mortgage, Inc.                          5.91      5/10/2045       10,799
   11,000      Banc of America Commercial Mortgage, Inc.                          5.35      9/10/2047       11,560
    5,008      Bear Stearns Commercial Mortgage Securities, Inc.(a)               6.00      6/16/2030        4,890
   11,545      Bear Stearns Commercial Mortgage Securities, Inc.                  5.62      3/11/2039       12,436
    4,620      Bear Stearns Commercial Mortgage Securities, Inc.                  5.00      3/13/2040        4,273
    5,000      Citigroup Commercial Mortgage Trust(a)                             4.83      9/20/2051        4,591
   12,000      Commercial Mortgage Trust                                          5.12      6/10/2044       12,857
    8,000      Credit Suisse First Boston Mortgage Capital                        5.71      2/15/2039        8,529

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   3,379      Credit Suisse First Boston Mortgage Securities Corp.               6.38%    12/18/2035   $    3,409
    9,646      Credit Suisse First Boston Mortgage Securities Corp.               4.81      2/15/2038       10,035
    5,000      Credit Suisse First Boston Mortgage Securities Corp.               5.10      8/15/2038        4,192
   11,100      Credit Suisse First Boston Mortgage Securities Corp.               5.23     12/15/2040       11,935
   10,000      GE Commercial Mortgage Corp.                                       5.51      3/10/2044       10,773
      405      GE Commercial Mortgage Corp.                                       4.86      7/10/2045          405
    4,000      GE Commercial Mortgage Corp.                                       5.07      7/10/2045        3,589
    2,941      Greenwich Capital Commercial Funding Corp.                         4.31      8/10/2042        2,989
   12,215      J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.82      9/12/2037       12,362
   10,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.99      9/12/2037        8,555
   10,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.49      4/15/2043       10,747
    3,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.81      6/12/2043        3,181
   10,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.36     12/15/2044       10,856
   10,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             6.06      4/15/2045       10,856
    2,095      J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.63      3/15/2046        2,174
    7,000      LB-UBS Commercial Mortgage Trust                                   4.58      8/15/2029        7,119
    2,000      LB-UBS Commercial Mortgage Trust                                   4.51     12/15/2029        2,004
   10,000      LB-UBS Commercial Mortgage Trust                                   4.95      9/15/2030       10,723
    7,000      LB-UBS Commercial Mortgage Trust                                   5.34      9/15/2039        7,575
    7,000      Merrill Lynch Mortgage Trust                                       5.62      7/12/2034        7,410
   10,000      Merrill Lynch Mortgage Trust                                       5.02      7/12/2038       10,680
   12,550      Morgan Stanley Capital I, Inc.                                     4.59      4/14/2040       12,673
    7,000      Morgan Stanley Capital I, Inc.                                     5.97      8/12/2041        7,567
    5,350      Morgan Stanley Capital I, Inc.                                     5.17      1/14/2042        5,792
   10,000      Morgan Stanley Capital I, Inc.                                     5.69      7/12/2044       10,774
    6,994      Morgan Stanley Capital I, Inc.                                     4.85      6/12/2047        7,367
   11,425      Morgan Stanley Capital I, Inc.                                     5.17     10/12/2052       12,074
    5,000      Morgan Stanley Capital I, Inc.                                     4.66      7/15/2056        5,088
    5,000      Timberstar Trust(a)                                                5.88     10/15/2036        5,061
   10,000      Wachovia Bank Commercial Mortgage Trust                            5.08      3/15/2042       10,806
    1,471      Wachovia Bank Commercial Mortgage Trust                            4.66      4/15/2042        1,474
   10,133      Wachovia Bank Commercial Mortgage Trust                            4.81      4/15/2042       10,713
   10,000      Wachovia Bank Commercial Mortgage Trust                            4.61      5/15/2044       10,070
   10,350      Wachovia Bank Commercial Mortgage Trust                            5.35     10/15/2044       10,734
                                                                                                        ----------
                                                                                                           361,056
                                                                                                        ----------

================================================================================

32  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
$  20,539      Wachovia Bank Commercial Mortgage Trust,
                 acquired 8/06/2003; cost $1,038(a),(e)                           1.01%     4/15/2035   $      154
                                                                                                        ----------
               Total Financials                                                                            361,210
                                                                                                        ----------
               Total Commercial Mortgage Securities (cost: $341,877)                                       361,210
                                                                                                        ----------
               U.S. GOVERNMENT AGENCY ISSUES (10.4%)(h)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (9.5%)
   16,783      Fannie Mae(+)                                                      5.00      6/01/2033       18,042
    7,168      Fannie Mae(+)                                                      5.50      7/01/2021        7,764
   13,110      Fannie Mae(+)                                                      5.50      9/01/2035       14,242
    7,352      Fannie Mae(+)                                                      5.50     10/01/2035        7,945
    7,849      Fannie Mae(+)                                                      5.50      1/01/2036        8,481
   11,995      Fannie Mae(+)                                                      5.50      4/01/2036       12,962
   11,560      Fannie Mae(+)                                                      5.50      2/01/2037       12,477
   14,778      Fannie Mae(+)                                                      5.50      3/01/2037       15,943
    8,564      Fannie Mae(+)                                                      5.50     11/01/2037        9,239
   18,133      Fannie Mae(+)                                                      5.50      5/01/2038       19,562
   12,952      Fannie Mae(+)                                                      6.00      5/01/2036       14,107
   11,563      Fannie Mae(+)                                                      6.00      6/01/2036       12,595
   14,792      Fannie Mae(+)                                                      6.00      8/01/2037       16,093
    1,396      Fannie Mae(+)                                                      6.50      4/01/2031        1,560
       15      Fannie Mae(+)                                                      6.50      7/01/2031           17
    2,437      Fannie Mae(+)                                                      6.50      3/01/2032        2,723
       63      Fannie Mae(+)                                                      7.00     10/01/2022           71
       44      Fannie Mae(+)                                                      7.00      3/01/2023           50
      283      Fannie Mae(+)                                                      7.00      4/01/2023          320
    3,553      Freddie Mac(+)                                                     5.00      6/01/2020        3,819
    9,037      Freddie Mac(+)                                                     5.00      1/01/2021        9,715
    8,645      Freddie Mac(+)                                                     5.50     11/01/2020        9,376
    3,864      Freddie Mac(+)                                                     5.50     12/01/2020        4,191
    6,147      Freddie Mac(+)                                                     5.50     12/01/2035        6,634
   10,281      Freddie Mac(+)                                                     5.50      4/01/2036       11,084
   10,052      Government National Mortgage Assn. I                               5.00      8/15/2033       10,908
      331      Government National Mortgage Assn. I                               6.00      8/15/2028          368
      661      Government National Mortgage Assn. I                               6.00      9/15/2028          735
    1,012      Government National Mortgage Assn. I                               6.00      9/15/2028        1,125
    5,961      Government National Mortgage Assn. I                               6.00      9/15/2028        6,579
    1,491      Government National Mortgage Assn. I                               6.00     10/15/2028        1,657
      852      Government National Mortgage Assn. I                               6.00      1/15/2029          946
      879      Government National Mortgage Assn. I                               6.00      1/15/2029          976
      142      Government National Mortgage Assn. I                               6.00      1/15/2029          158
    1,049      Government National Mortgage Assn. I                               6.00      1/15/2033        1,163

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$      28      Government National Mortgage Assn. I                               6.50%     6/15/2023   $       32
      365      Government National Mortgage Assn. I                               6.50      7/15/2023          408
       66      Government National Mortgage Assn. I                               6.50      7/15/2023           74
      182      Government National Mortgage Assn. I                               6.50      9/15/2023          203
      408      Government National Mortgage Assn. I                               6.50     10/15/2023          456
      306      Government National Mortgage Assn. I                               6.50     10/15/2023          342
       54      Government National Mortgage Assn. I                               6.50     10/15/2023           60
      908      Government National Mortgage Assn. I                               6.50     12/15/2023        1,016
      469      Government National Mortgage Assn. I                               6.50     12/15/2023          524
      187      Government National Mortgage Assn. I                               6.50      1/15/2024          210
      352      Government National Mortgage Assn. I                               6.50      2/15/2024          396
      183      Government National Mortgage Assn. I                               6.50      4/15/2026          205
    1,007      Government National Mortgage Assn. I                               6.50      5/15/2028        1,121
    2,039      Government National Mortgage Assn. I                               6.50     10/15/2031        2,293
      123      Government National Mortgage Assn. I                               7.00      5/15/2023          141
       93      Government National Mortgage Assn. I                               7.00      5/15/2023          107
      101      Government National Mortgage Assn. I                               7.00      5/15/2023          115
      126      Government National Mortgage Assn. I                               7.00      5/15/2023          143
      209      Government National Mortgage Assn. I                               7.00      6/15/2023          239
      202      Government National Mortgage Assn. I                               7.00      6/15/2023          231
       22      Government National Mortgage Assn. I                               7.00      6/15/2023           25
      615      Government National Mortgage Assn. I                               7.00      8/15/2023          703
      103      Government National Mortgage Assn. I                               7.00      8/15/2023          118
      358      Government National Mortgage Assn. I                               7.00      8/15/2023          409
       61      Government National Mortgage Assn. I                               7.00      8/15/2023           70
      174      Government National Mortgage Assn. I                               7.00      9/15/2023          199
       83      Government National Mortgage Assn. I                               7.00      1/15/2026           95
       37      Government National Mortgage Assn. I                               7.00      3/15/2026           43
       28      Government National Mortgage Assn. I                               7.00      3/15/2026           32
      627      Government National Mortgage Assn. I                               7.00     10/15/2027          720
      576      Government National Mortgage Assn. I                               7.00      6/15/2029          662
      338      Government National Mortgage Assn. I                               7.00      6/15/2029          389
      167      Government National Mortgage Assn. I                               7.00      7/15/2029          192
      496      Government National Mortgage Assn. I                               7.00      8/15/2031          571
      347      Government National Mortgage Assn. I                               7.00      7/15/2032          399
      508      Government National Mortgage Assn. I                               7.50      7/15/2023          584
      441      Government National Mortgage Assn. I                               7.50      6/15/2026          507
      179      Government National Mortgage Assn. I                               7.50      6/15/2026          205
      340      Government National Mortgage Assn. I                               7.50      7/15/2026          391
      240      Government National Mortgage Assn. I                               7.50      5/15/2027          277
      428      Government National Mortgage Assn. I                               7.50      2/15/2028          492
      396      Government National Mortgage Assn. I                               7.50     12/15/2028          456
      362      Government National Mortgage Assn. I                               7.50      8/15/2029          417

================================================================================

34  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   2,532      Government National Mortgage Assn. II                              5.50%     4/20/2033   $    2,770
    2,492      Government National Mortgage Assn. II                              6.00      8/20/2032        2,754
    1,680      Government National Mortgage Assn. II                              6.00      9/20/2032        1,857
      679      Government National Mortgage Assn. II                              6.50      8/20/2031          769
                                                                                                        ----------
                                                                                                           268,049
                                                                                                        ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.9%)
    5,000      Bank of America Corp., FDIC TLGP                                   0.92      6/22/2012        5,048
    2,267      Perforadora Centrale S.A. de C.V. "A," Title XI                    5.24     12/15/2018        2,561
    5,000      SunTrust Banks, Inc., FDIC TLGP                                    1.19     12/16/2010        5,017
   10,000      Totem Ocean Trailer Express, Inc., Title XI                        6.37      4/15/2028       12,176
                                                                                                        ----------
                                                                                                            24,802
                                                                                                        ----------
               Total U.S. Government Agency Issues (cost: $267,452)                                        292,851
                                                                                                        ----------
               U.S. TREASURY SECURITIES (10.3%)

               INFLATION-INDEXED NOTES (3.4%)
   52,086      2.38%, 1/15/2025                                                                             57,392
   36,450      1.75%, 1/15/2028                                                                             36,618
                                                                                                        ----------
                                                                                                            94,010
                                                                                                        ----------
               NOTES (6.9%)
   25,000      3.38%, 11/15/2019                                                                            26,066
   85,000      3.63%, 2/15/2020                                                                             90,240
   75,000      3.50%, 5/15/2020                                                                             78,774
                                                                                                        ----------
                                                                                                           195,080
                                                                                                        ----------
               Total U.S. Treasury Securities (cost: $274,331)                                             289,090
                                                                                                        ----------
               MUNICIPAL BONDS (3.1%)

               APPROPRIATED DEBT (0.1%)
    2,305      New Jersey EDA                                                     5.18     11/01/2015        2,401
                                                                                                        ----------
               CASINOS & GAMING (0.1%)
    5,000      Mashantucket (Western) Pequot Tribe, acquired
                 07/29/2005; cost $5,000(a),(e),(f)                               5.91      9/01/2021        3,069
                                                                                                        ----------
               EDUCATION (0.3%)
   10,000      New Jersey EDA                                                     1.48      6/15/2013       10,012
                                                                                                        ----------
               ELECTRIC UTILITIES (0.4%)
    5,000      Air Quality Dev. Auth.                                             4.75      8/01/2029        5,286
    5,000      Maricopa County                                                    5.50      5/01/2029        5,208
                                                                                                        ----------
               Total Electric Utilities                                                                     10,494
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
$(000)/SHARES  SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               ELECTRIC/GAS UTILITIES (0.5%)
$  10,000      Long Island Power Authority                                        5.25%     5/01/2022   $   10,219
    2,795      North Carolina Eastern Municipal Power Agency                      5.55      1/01/2013        3,004
                                                                                                        ----------
                                                                                                            13,223
                                                                                                        ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
   10,000      California Statewide Communities Dev. Auth.                        1.88      4/01/2011       10,008
    3,000      Miami Dade County                                                  1.80      9/01/2027        3,000
    8,500      Mission EDC                                                        3.75     12/01/2018        8,558
                                                                                                        ----------
               Total Environmental & Facilities Services                                                    21,566
                                                                                                        ----------
               ESCROWED BONDS (0.0%)
    1,000      New Jersey Turnpike Auth. (INS)(PRE)                               4.25      1/01/2016        1,091
                                                                                                        ----------
               GENERAL OBLIGATION (0.1%)
    2,200      Marin County (INS)                                                 4.89      8/01/2016        2,390
                                                                                                        ----------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000      New York Housing Finance Agency                                    5.18      9/15/2010        2,012
                                                                                                        ----------
               TOLL ROADS (0.7%)
   19,000      New Jersey Turnpike Auth. (INS)                                    4.25      1/01/2016       19,780
                                                                                                        ----------
               Total Municipal Bonds (cost: $85,793)                                                        86,038
                                                                                                        ----------
               PREFERRED SECURITIES (4.1%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   70,000      Dairy Farmers of America, Inc., 7.88%,
                 cumulative redeemable, perpetual(a)                                                         5,712
                                                                                                        ----------

               FINANCIALS (3.9%)
               -----------------
               REINSURANCE (0.2%)
$   5,000      Swiss Re Capital I LP, 6.85%, perpetual(a)                                                    4,357
                                                                                                        ----------
               REITs - INDUSTRIAL (0.7%)
  120,000      AMB Property Corp., Series C, 7.00%,
                 cumulative redeemable, perpetual                                                            2,914
   18,000      AMB Property Corp., Series P, 6.85%,
                 cumulative redeemable, perpetual                                                              417
  344,500      Prologis Trust, Inc., Series C, 8.54%,
                 cumulative redeemable, perpetual                                                           16,837
                                                                                                        ----------
                                                                                                            20,168
                                                                                                        ----------

================================================================================

36  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               REITs - OFFICE (0.7%)
   51,050      Duke Realty Corp. depositary shares, Series N,
                 7.25%, cumulative redeemable, perpetual                                                $    1,204
  614,000      Duke Realty Corp., Series M, 6.95%, cumulative
                 redeemable, perpetual                                                                      13,975
  200,000      HRPT Properties Trust, Series C, 7.13%,
                 cumulative redeemable, perpetual(i)                                                         4,786
                                                                                                        ----------
                                                                                                            19,965
                                                                                                        ----------
               REITs - RESIDENTIAL (1.0%)
  203,000      BRE Properties, Inc., Series C, 6.75%, cumulative
                 redeemable, perpetual(i)                                                                    4,783
  142,500      Equity Residential Properties Trust, depositary shares,
                 Series K, 8.29%, cumulative redeemable, perpetual                                           9,040
  250,000      Post Properties, Inc., Series A, 8.50%,
                 cumulative redeemable, perpetual                                                           13,172
                                                                                                        ----------
                                                                                                            26,995
                                                                                                        ----------
               REITs - RETAIL (1.0%)
  200,000      Developers Diversified Realty Corp.,
                 Series I, 7.50%, cumulative redeemable, perpetual                                           4,466
  415,000      Kimco Realty Corp., depositary shares, Series F,
                 6.65%, cumulative redeemable, perpetual                                                     9,924
  400,000      Realty Income Corp., Class D, 7.38%, cumulative
                 redeemable, perpetual                                                                      10,397
  201,500      Weingarten Realty Investors, depositary shares,
                 Series D, 6.75%, cumulative redeemable, perpetual                                           4,663
                                                                                                        ----------
                                                                                                            29,450
                                                                                                        ----------
               REITs - SPECIALIZED (0.3%)
  350,000      Public Storage, Inc., Series Z, 6.25%,
                 cumulative redeemable, perpetual                                                            8,485
                                                                                                        ----------
               Total Financials                                                                            109,420
                                                                                                        ----------
               U.S. GOVERNMENT (0.0%)
               ----------------------
   80,000      Fannie Mae, 8.25%, perpetual*                                                                    32
                                                                                                        ----------
               Total Preferred Securities (cost: $116,961)                                                 115,164
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (3.3%)

               VARIABLE-RATE DEMAND NOTES (3.2%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               PACKAGED FOODS & MEAT (0.2%)
$   5,155      South Carolina Jobs EDA (LOC - Regions Bank)                       1.40%     2/01/2016   $    5,155
                                                                                                        ----------
               ENERGY (0.6%)
               -------------
               INTEGRATED OIL & GAS (0.6%)
   16,400      Port of Bellingham IDC                                             1.78      7/01/2040       16,400
                                                                                                        ----------
               MATERIALS (0.3%)
               ----------------
               INDUSTRIAL GASES (0.3%)
   10,000      Louisiana Public Facilities Auth.(j)                               0.57     12/01/2043       10,000
                                                                                                        ----------
               MUNICIPAL BONDS (1.6%)
               ----------------------
               EDUCATION (0.9%)
   25,300      Ohio State Higher Educational Facility
                 (LOC - Allied Irish Banks plc)                                   2.00     12/01/2044       25,300
                                                                                                        ----------
               HOSPITAL (0.6%)
   17,330      Johnson City Health and Educational Facilities
                 Board (LOC - Regions Bank)                                       2.55      7/01/2033       17,330
                                                                                                        ----------
               MULTIFAMILY HOUSING (0.1%)
    2,010      Washington State Housing Finance Commission
                 (LOC - HSH Nordbank A.G.)                                        1.25      3/01/2036        2,010
                                                                                                        ----------
               Total Municipal Bonds                                                                        44,640
                                                                                                        ----------
               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
    6,000      Gulf Coast IDA                                                     1.20      5/01/2039        6,000
                                                                                                        ----------
               MULTI-UTILITIES (0.3%)
   10,000      Sempra Energy(a),(g)                                               0.82     11/01/2014       10,000
                                                                                                        ----------
               Total Utilities                                                                              16,000
                                                                                                        ----------
               Total Variable-Rate Demand Notes                                                             92,195
                                                                                                        ----------

================================================================================

38  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.1%)
1,648,168      State Street Institutional Liquid Reserve Fund, 0.27%(k)                                 $    1,648
                                                                                                        ----------
               Total Money Market Instruments (cost: $93,843)                                               93,843
                                                                                                        ----------

               TOTAL INVESTMENTS (COST: $2,624,967)                                                     $2,801,149
                                                                                                        ==========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                            VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
                                                      (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                                  QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                              IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                                           FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
------------------------------------------------------------------------------------------------------------------
Corporate Obligations                                  $     --           $  996,348             $--    $  996,348
Eurodollar And Yankee Obligations                            --              430,014              --       430,014
Asset-Backed Securities                                      --              136,591              --       136,591
Commercial Mortgage Securities                               --              361,210              --       361,210
U.S. Government Agency Issues                                --              292,851              --       292,851
U.S. Treasury Securities                                289,090                   --              --       289,090
Municipal Bonds                                              --               86,038              --        86,038
Preferred Securities                                     18,761               96,403              --       115,164
Money Market Instruments:
  Variable-Rate Demand Notes                                 --               92,195              --        92,195
  Money Market Funds                                      1,648                   --              --         1,648
------------------------------------------------------------------------------------------------------------------
Total                                                  $309,499           $2,491,650             $--    $2,801,149
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

----------------------------------------------------------------------------------------------------
                                                          EURODOLLAR AND
($ IN 000s)                                           YANKEE OBLIGATIONS     ASSET-BACKED SECURITIES
----------------------------------------------------------------------------------------------------
Balance as of July 31, 2009                                         $  -                    $ 10,075
Net realized gain (loss)                                               -                           -
Change in net unrealized appreciation/depreciation                   (13)                          -
Net purchases (sales)                                                  -                           -
Transfers in and/or out of Level 3                                    13                     (10,075)
----------------------------------------------------------------------------------------------------
Balance as of July 31, 2010                                         $  -                    $      -
----------------------------------------------------------------------------------------------------

For the period of February 1, 2010* through July 31, 2010, U.S. Treasury securities with a value of $91,024,000 were transferred from Level 2 to Level 1 due to the availability of quoted prices in active markets. An asset-backed security with a value of $10,075,000 was transferred from Level 3 to Level 2 due to the availability of significant observable valuation inputs once the security began actively trading. A Eurodollar and Yankee Obligation with a value of $13,000 was transferred from Level 2 to Level 3 due to the lack of a quoted price. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

* The accounting standard requiring disclosure of significant transfers between all levels was effective for financial statements for fiscal years and interim periods beginning after December 15, 2009.

================================================================================

40  | USAA INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2010

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.3% of net assets at July 31, 2010.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA        Economic Development Authority
   EDC        Economic Development Corp.
   FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and

================================================================================

42  | USAA INCOME FUND

================================================================================

              interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.
   IDA        Industrial Development Authority/Agency
   IDC        Industrial Development Corp.
   PRE        Prerefunded to a date prior to maturity
   REIT       Real estate investment trust
   Title XI   The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S.
              merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms.
              The guarantee carries the full faith and credit of the U.S.
              government.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

              governments: Belgium, Denmark, France, Luxembourg, and United Kingdom.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) At July 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2010.

   (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2010, was $4,636,000, which represented 0.2% of the Fund's net assets.

   (f) Currently the issuer is in default with respect to interest and/or principal payments.

   (g) Security was fair valued at July 31, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government.

================================================================================

44  | USAA INCOME FUND

================================================================================

       Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated above with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury place FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

   (i) The security or a portion thereof was out on loan as of July 31, 2010.

   (j) At July 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $8,390,000.

   (k) Rate represents the money market fund annualized seven-day yield at July 31, 2010.

   *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2010

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $36) (cost of $2,624,967)                            $2,801,149
   Cash                                                                       37
   Receivables:
      Capital shares sold                                                  2,403
      Dividends and interest                                              26,831
                                                                      ----------
        Total assets                                                   2,830,420
                                                                      ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                        37
      Securities purchased                                                 8,390
      Capital shares redeemed                                              1,970
   Accrued management fees                                                   681
   Accrued transfer agent's fees                                             143
   Other accrued expenses and payables                                       159
                                                                      ----------
        Total liabilities                                                 11,380
                                                                      ----------
           Net assets applicable to capital shares outstanding        $2,819,040
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $2,695,282
   Accumulated undistributed net investment income                         1,945
   Accumulated net realized loss on investments                          (54,369)
   Net unrealized appreciation of investments                            176,182
                                                                      ----------
           Net assets applicable to capital shares outstanding        $2,819,040
                                                                      ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,628,381/205,629
        shares outstanding)                                           $    12.78
                                                                      ==========
      Institutional Shares (net assets of $190,659/14,921
           shares outstanding)                                        $    12.78
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

46  | USAA INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $  6,044
   Interest                                                              131,037
   Securities lending (net)                                                    4
                                                                        --------
         Total income                                                    137,085
                                                                        --------
EXPENSES
   Management fees                                                         7,277
   Administration and servicing fees:
      Fund Shares                                                          3,602
      Institutional Shares                                                    66
   Transfer agent's fees:
      Fund Shares                                                          3,782
      Institutional Shares                                                    66
   Custody and accounting fees:
      Fund Shares                                                            302
      Institutional Shares                                                    16
   Postage:
      Fund Shares                                                            160
   Shareholder reporting fees:
      Fund Shares                                                             75
   Trustees' fees                                                             10
   Registration fees:
      Fund Shares                                                             86
      Institutional Shares                                                     5
   Professional fees                                                         163
   Other                                                                      46
                                                                        --------
         Total expenses                                                   15,656
   Transfer agent's fees reimbursed (Note 7D):
      Fund Shares                                                           (419)
                                                                        --------
         Net expenses                                                     15,237
                                                                        --------
NET INVESTMENT INCOME                                                    121,848
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                      (2,778)
   Change in net unrealized appreciation/depreciation                    184,727
                                                                        --------
         Net realized and unrealized gain                                181,949
                                                                        --------
   Increase in net assets resulting from operations                     $303,797
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                  2010          2009
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $  121,848    $  109,621
   Net realized loss on investments                             (2,778)      (13,305)
   Change in net unrealized appreciation/depreciation of
      investments                                              184,727        26,346
                                                            ------------------------
      Increase in net assets resulting from operations         303,797       122,662
                                                            ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                             (114,600)     (107,995)
      Institutional Shares*                                     (6,810)       (1,680)
                                                            ------------------------
      Distributions to shareholders                           (121,410)     (109,675)
                                                            ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                 373,498        88,134
   Institutional Shares*                                       122,502        56,607
                                                            ------------------------
      Total net increase in net assets from capital
         share transactions                                    496,000       144,741
                                                            ------------------------
   Capital contribution from USAA Transfer Agency
      Company:
      Fund Shares                                                    -             1
                                                            ------------------------
   Net increase in net assets                                  678,387       157,729

NET ASSETS
   Beginning of year                                         2,140,653     1,982,924
                                                            ------------------------
   End of year                                              $2,819,040    $2,140,653
                                                            ========================
Accumulated undistributed net investment income:
   End of year                                              $    1,945    $    1,507
                                                            ========================

*Institutional Shares were initiated on August 1, 2008

See accompanying notes to financial statements.

================================================================================

48  | USAA INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

The Fund has two classes of shares: Income Fund Shares (Fund Shares) and Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

50  | USAA INCOME FUND

================================================================================

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and long-term

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    debt securities, which are valued based on methods discussed in Note 1A1, and variable rate demand notes which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

52  | USAA INCOME FUND

================================================================================

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $8,390,000; none of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2010, the Fund paid CAPCO facility fees of $11,000, which represents 5.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2010, and 2009, was as follows:


                                                   2010           2009
                                               ---------------------------

Ordinary income*                               $121,410,000   $109,675,000


* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

54  | USAA INCOME FUND

================================================================================

As of July 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $  2,218,000
Undistributed capital and other losses                               (54,369,000)
Unrealized appreciation of investments                               176,182,000

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2010, the Fund had capital loss carryovers of $54,369,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.


        CAPITAL LOSS CARRYOVERS
----------------------------------------
   EXPIRES                     BALANCE
-------------                -----------
   2011                      $38,340,000
   2017                       11,863,000
   2018                        4,166,000
                             -----------
                    TOTAL    $54,369,000
                             ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2010, were $738,341,000 and $287,525,000, respectively.

As of July 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $2,624,967,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2010, for federal income tax purposes, were $198,427,000 and $22,245,000, respectively, resulting in net unrealized appreciation of $176,182,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return

================================================================================

56  | USAA INCOME FUND

================================================================================

the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2010, the Fund received securities-lending income of $4,000, which is net of the 20% income retained by Wachovia. As of July 31, 2010, the Fund loaned securities having a fair market value of approximately $36,000 and received cash collateral of $37,000 for the loans.

(6) CAPITAL SHARE TRANSACTIONS

At July 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                          YEAR ENDED             YEAR ENDED
                                           7/31/2010              7/31/2009
--------------------------------------------------------------------------------
                                      SHARES     AMOUNT      SHARES     AMOUNT
                                     -------------------------------------------
FUND SHARES:
Shares sold                           62,807    $ 781,393    35,556    $ 399,269
Shares issued from reinvested
 dividends                             8,316      103,470     8,663       96,745
Shares redeemed                      (40,957)    (511,365)  (36,602)    (407,880)
                                     -------------------------------------------
Net increase from capital
 share transactions                   30,166    $ 373,498     7,617    $  88,134
                                     ===========================================
INSTITUTIONAL SHARES
 (INITIATED ON AUGUST 1, 2008):
Shares sold                           12,093    $ 150,298     5,248    $  58,888
Shares issued from reinvested
 dividends                               546        6,811       149        1,680
Shares redeemed                       (2,750)     (34,607)     (365)      (3,961)
                                     -------------------------------------------
Net increase from capital
 share transactions                    9,889    $ 122,502     5,032    $  56,607
                                     ===========================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008.
    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

58  | USAA INCOME FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $7,277,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $1,178,000 and $17,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.05% and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the year ended July 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $3,602,000 and $66,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2010, the Fund reimbursed the Manager $99,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2010, the Institutional Shares did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out of pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out of pocket expenses. For the year ended July 31, 2010, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $3,782,000 and $66,000, respectively.

    During the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      1.4%
USAA Target Retirement 2020 Fund                                        2.0
USAA Target Retirement 2030 Fund                                        2.4
USAA Target Retirement 2040 Fund                                        1.0

================================================================================

60  | USAA INCOME FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                             COST TO           NET REALIZED
     SELLER               PURCHASER         PURCHASER      GAIN (LOSS) TO SELLER
--------------------------------------------------------------------------------
USAA High Yield
 Opportunities Fund   USAA Income Fund     $3,030,000             $76,000

(10) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued are categorized as recognized or non recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements other than noted below.

Effective August 1, 2010, the Fund will offer a new class of shares, Adviser Shares, which are intended for persons purchasing shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(11) FINANCIAL HIGHLIGHTS --
FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JULY 31,
                                                    ------------------------------------------------------------------
                                                        2010           2009        2008          2007          2006
                                                    ------------------------------------------------------------------
Net asset value at
  beginning of period                               $    11.86     $    11.81   $    11.92   $    11.92     $    12.32
                                                    ------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                                    .59            .64          .63          .60            .59
  Net realized and unrealized
   gain (loss)                                             .92            .05         (.11)        (.00)(a)       (.41)
                                                    ------------------------------------------------------------------
Total from investment operations                          1.51            .69          .52          .60            .18
                                                    ------------------------------------------------------------------
Less distributions from:
  Net investment income                                   (.59)          (.64)        (.63)        (.60)          (.58)
                                                    ------------------------------------------------------------------
Net asset value at end of period                    $    12.78     $    11.86   $    11.81   $    11.92     $    11.92
                                                    ==================================================================
Total Return (%)*                                        13.00(d)        6.38         4.37         5.09(b)        1.50
Net assets at end of period (000)                   $2,628,381     $2,080,994   $1,982,924   $1,846,658     $1,751,433
Ratios to average net assets:**
  Expenses (%)(c)                                          .63(d)         .65          .63          .62(b)         .59
  Net Investment Income (%)                               4.80           5.76         5.19         4.98           4.81
Portfolio Turnover (%)                                      12             17           16           28             36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31, 2010, average net assets were $2,404,003,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

62  | USAA INCOME FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        YEAR ENDED         PERIOD ENDED
                                                         JULY 31,            JULY 31,
                                                           2010              2009***
                                                        -------------------------------
Net asset value at beginning of period                  $  11.86            $  11.83
                                                        ----------------------------
Income (loss) from investment operations:
  Net investment income                                      .62                 .67(a)
  Net realized and unrealized gain                           .92                 .04(a)
                                                        ----------------------------
Total from investment operations                            1.54                 .71(a)
                                                        ----------------------------
Less distributions from:
  Net investment income                                     (.62)               (.68)
                                                        ----------------------------
Net asset value at end of period                        $  12.78             $ 11.86
                                                        ============================
Total Return (%)*                                          13.27                6.52
Net assets at end of period (000)                       $190,659             $59,659
Ratios to average net assets:**
  Expenses (%)(c)                                            .38                 .38(b)
  Net Investment Income (%)                                 4.92                5.99(b)
Portfolio Turnover (%)                                        12                  17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2010, average net assets were $132,792,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

EXPENSE EXAMPLE

July 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2010, through July 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

64  | USAA INCOME FUND

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                          BEGINNING               ENDING             DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2010 -
                                      FEBRUARY 1, 2010        JULY 31, 2010          JULY 31, 2010
                                      ----------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $1,045.10                 $3.14

Hypothetical
 (5% return before expenses)               1,000.00              1,021.72                  3.11

INSTITUTIONAL SHARES
Actual                                     1,000.00              1,046.40                  1.88

Hypothetical
 (5% return before expenses)               1,000.00              1,022.96                  1.86

* Expenses are equal to the annualized expense ratio of 0.62% for Fund Shares and 0.37% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.51% for Fund Shares and 4.64% for Institutional Shares for the six-month period of February 1, 2010, through July 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

ADVISORY AGREEMENT

July 31, 2010

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory

================================================================================

66  | USAA INCOME FUND

================================================================================

Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  67

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was at the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund

================================================================================

68  | USAA INCOME FUND

================================================================================

by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the same time periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a

================================================================================

                                                        ADVISORY AGREEMENT |  69

================================================================================

reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

70  | USAA INCOME FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of July 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2),(4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President,IMCO (2/08-10/09);Chief Investment Officer, IMCO (2/07-2/08);President and Chief ExecutiveOfficer,IMCO(2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board ofDirectors ofUSAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3),(4),(5),(6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporationsor other investment companies outside the USAA family of funds.

================================================================================

72  | USAA INCOME FUND

================================================================================

ROBERT L. MASON, PH.D.(3),(4),(5),(6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3),(4),(5),(6),(7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3),(4),(5),(6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

RICHARD A. ZUCKER(2),(3),(4),(5),(6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

(1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
(2) Member of Executive Committee
(3) Member of Audit Committee
(4) Member of Pricing and Investment Committee
(5) Member of Corporate Governance Committee
(6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
(7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
(+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

74  | USAA INCOME FUND

================================================================================

INTERESTED OFFICERS(1)

--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born:July 1963
Year of Appointment: 2010

Senior Vice President,Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born:March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born:January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA(2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

76  | USAA INCOME FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.

--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

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   =============================================================================
   23423-0910                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2010 and 2009 were $359,418 and $437,445, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2010 and 2009 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2010 and 2009.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2010 and 2009 were $104,896 and $108,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    September 30, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    September 30, 2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    September 30, 2010
         ------------------------------